Real Estate and Accumulated Depreciation (Details) (USD $) In Thousands	12 Months Ended
Dec. 31, 2010
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	$ 1,124,045
Initial Cost of Land	717,430
Initial Cost of Buildings & Improvements	7,854,196
Cost Capitalized Subsequent to Acquisition	420,869
Carrying Amount of Land	733,137
Carrying Amount of Buildings and Improvements	8,259,358
Accumulated Depreciation	836,966
Assets Held-for-sale [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,087
Initial Cost of Buildings & Improvements	17,354
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,087
Carrying Amount of Buildings and Improvements	17,354
Accumulated Depreciation	0
Assets Held-for-sale [Member] | Cedar Hill, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	171
Initial Cost of Buildings & Improvements	894
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	171
Carrying Amount of Buildings and Improvements	894
Accumulated Depreciation	0
Year Acquired	1997
Year Built	1996
Assets Held-for-sale [Member] | Chicago, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650
Initial Cost of Buildings & Improvements	1,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,650
Carrying Amount of Buildings and Improvements	1,900
Accumulated Depreciation	0
Year Acquired	2002
Year Built	1979
Assets Held-for-sale [Member] | Duncan, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	103
Initial Cost of Buildings & Improvements	802
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	103
Carrying Amount of Buildings and Improvements	802
Accumulated Depreciation	0
Year Acquired	1995
Year Built	1996
Assets Held-for-sale [Member] | Desoto, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	205
Initial Cost of Buildings & Improvements	844
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	205
Carrying Amount of Buildings and Improvements	844
Accumulated Depreciation	0
Year Acquired	1996
Year Built	1996
Assets Held-for-sale [Member] | Edmond, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	175
Initial Cost of Buildings & Improvements	940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	175
Carrying Amount of Buildings and Improvements	940
Accumulated Depreciation	0
Year Acquired	1995
Year Built	1996
Assets Held-for-sale [Member] | Enid, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	90
Initial Cost of Buildings & Improvements	817
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	90
Carrying Amount of Buildings and Improvements	817
Accumulated Depreciation	0
Year Acquired	1995
Year Built	1995
Assets Held-for-sale [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	1,999
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	1,999
Accumulated Depreciation	0
Year Acquired	2002
Year Built	1999
Assets Held-for-sale [Member] | Houston, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	2,006
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,006
Accumulated Depreciation	0
Year Acquired	2002
Year Built	1999
Assets Held-for-sale [Member] | Midwest City, OK 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	95
Initial Cost of Buildings & Improvements	813
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	95
Carrying Amount of Buildings and Improvements	813
Accumulated Depreciation	0
Year Acquired	1996
Year Built	1995
Assets Held-for-sale [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	87
Initial Cost of Buildings & Improvements	919
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	87
Carrying Amount of Buildings and Improvements	919
Accumulated Depreciation	0
Year Acquired	1996
Year Built	1996
Assets Held-for-sale [Member] | Oklahoma City, OK 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	802
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	802
Accumulated Depreciation	0
Year Acquired	1995
Year Built	1996
Assets Held-for-sale [Member] | Oklahoma City, OK 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	1,994
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	1,994
Accumulated Depreciation	0
Year Acquired	1999
Year Built	1999
Assets Held-for-sale [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	173
Initial Cost of Buildings & Improvements	853
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	173
Carrying Amount of Buildings and Improvements	853
Accumulated Depreciation	0
Year Acquired	1996
Year Built	1996
Assets Held-for-sale [Member] | Ponca City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	114
Initial Cost of Buildings & Improvements	906
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	114
Carrying Amount of Buildings and Improvements	906
Accumulated Depreciation	0
Year Acquired	1995
Year Built	1995
Assets Held-for-sale [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	154
Initial Cost of Buildings & Improvements	865
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	154
Carrying Amount of Buildings and Improvements	865
Accumulated Depreciation	0
Year Acquired	1996
Year Built	1996
Senior housing and care facilities [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	660,567
Initial Cost of Land	479,062
Initial Cost of Buildings & Improvements	4,993,512
Cost Capitalized Subsequent to Acquisition	330,111
Carrying Amount of Land	484,308
Carrying Amount of Buildings and Improvements	5,318,377
Accumulated Depreciation	599,276
Senior housing and care facilities [Member] | Aboite Twp, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	19,930
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	19,930
Accumulated Depreciation	132
Year Acquired	2010
Year Built	2008
Senior housing and care facilities [Member] | Agawam, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,112
Cost Capitalized Subsequent to Acquisition	2,135
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	18,247
Accumulated Depreciation	4,167
Year Acquired	2002
Year Built	1993
Senior housing and care facilities [Member] | Akron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	8,219
Cost Capitalized Subsequent to Acquisition	492
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	8,711
Accumulated Depreciation	1,297
Year Acquired	2005
Year Built	1961
Senior housing and care facilities [Member] | Akron, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	7,535
Cost Capitalized Subsequent to Acquisition	185
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	7,720
Accumulated Depreciation	977
Year Acquired	2006
Year Built	1915
Senior housing and care facilities [Member] | Albertville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,110
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	6,203
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	6,203
Accumulated Depreciation	207
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Albuquerque, NM [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,901
Initial Cost of Land	1,270
Initial Cost of Buildings & Improvements	20,837
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,270
Carrying Amount of Buildings and Improvements	20,837
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1984
Senior housing and care facilities [Member] | Alexandria, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	7,820
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	7,820
Accumulated Depreciation	459
Year Acquired	2008
Year Built	1955
Senior housing and care facilities [Member] | Alliance, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,621
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	7,723
Cost Capitalized Subsequent to Acquisition	107
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	7,830
Accumulated Depreciation	1,083
Year Acquired	2006
Year Built	1982
Senior housing and care facilities [Member] | Amarillo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	7,260
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	7,260
Accumulated Depreciation	1,170
Year Acquired	2005
Year Built	1986
Senior housing and care facilities [Member] | Amelia Island, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,290
Initial Cost of Buildings & Improvements	24,310
Cost Capitalized Subsequent to Acquisition	19,007
Carrying Amount of Land	3,290
Carrying Amount of Buildings and Improvements	43,317
Accumulated Depreciation	4,235
Year Acquired	2005
Year Built	1998
Senior housing and care facilities [Member] | Ames, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	8,871
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	8,871
Accumulated Depreciation	161
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Anderson, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	710
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	710
Carrying Amount of Buildings and Improvements	6,290
Accumulated Depreciation	1,402
Year Acquired	2003
Year Built	1986
Senior housing and care facilities [Member] | Apple Valley, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,390
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	16,639
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	16,639
Accumulated Depreciation	449
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Arcadia, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	5,460
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	5,460
Accumulated Depreciation	882
Year Acquired	2006
Year Built	2006
Senior housing and care facilities [Member] | Asheboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,032
Cost Capitalized Subsequent to Acquisition	166
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,198
Accumulated Depreciation	1,047
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Asheville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	3,489
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	3,489
Accumulated Depreciation	1,208
Year Acquired	1999
Year Built	1999
Senior housing and care facilities [Member] | Asheville, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	1,955
Cost Capitalized Subsequent to Acquisition	352
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	2,307
Accumulated Depreciation	524
Year Acquired	2003
Year Built	1992
Senior housing and care facilities [Member] | Atlanta, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,997
Initial Cost of Land	2,058
Initial Cost of Buildings & Improvements	14,914
Cost Capitalized Subsequent to Acquisition	548
Carrying Amount of Land	2,058
Carrying Amount of Buildings and Improvements	15,462
Accumulated Depreciation	7,889
Year Acquired	1997
Year Built	1999
Senior housing and care facilities [Member] | Atlanta, GA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,540
Cost Capitalized Subsequent to Acquisition	190
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,730
Accumulated Depreciation	975
Year Acquired	2005
Year Built	1972
Senior housing and care facilities [Member] | Auburndale, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	5,950
Cost Capitalized Subsequent to Acquisition	166
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	6,116
Accumulated Depreciation	991
Year Acquired	2005
Year Built	1983
Senior housing and care facilities [Member] | Aurora, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,600
Initial Cost of Buildings & Improvements	5,906
Cost Capitalized Subsequent to Acquisition	7,915
Carrying Amount of Land	2,600
Carrying Amount of Buildings and Improvements	13,821
Accumulated Depreciation	1,767
Year Acquired	2006
Year Built	2006
Senior housing and care facilities [Member] | Aurora, CO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,440
Initial Cost of Buildings & Improvements	28,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,440
Carrying Amount of Buildings and Improvements	28,172
Accumulated Depreciation	2,101
Year Acquired	2006
Year Built	2008
Senior housing and care facilities [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,819
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	9,520
Cost Capitalized Subsequent to Acquisition	396
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	9,916
Accumulated Depreciation	3,249
Year Acquired	1999
Year Built	1998
Senior housing and care facilities [Member] | Austin, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,185
Initial Cost of Land	730
Initial Cost of Buildings & Improvements	18,970
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	730
Carrying Amount of Buildings and Improvements	18,970
Accumulated Depreciation	1,912
Year Acquired	2007
Year Built	2006
Senior housing and care facilities [Member] | Avon, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,830
Initial Cost of Buildings & Improvements	14,470
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,830
Carrying Amount of Buildings and Improvements	14,470
Accumulated Depreciation	274
Year Acquired	2010
Year Built	2004
Senior housing and care facilities [Member] | Azusa, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	570
Initial Cost of Buildings & Improvements	3,141
Cost Capitalized Subsequent to Acquisition	5,936
Carrying Amount of Land	570
Carrying Amount of Buildings and Improvements	9,077
Accumulated Depreciation	1,050
Year Acquired	1998
Year Built	1988
Senior housing and care facilities [Member] | Baltic, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,787
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	8,709
Cost Capitalized Subsequent to Acquisition	189
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	8,898
Accumulated Depreciation	1,205
Year Acquired	2006
Year Built	1983
Senior housing and care facilities [Member] | Bartlesville, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	570
Year Acquired	1996
Year Built	1995
Senior housing and care facilities [Member] | Baytown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,553
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	6,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	6,150
Accumulated Depreciation	1,516
Year Acquired	2002
Year Built	2000
Senior housing and care facilities [Member] | Baytown, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	11,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	11,110
Accumulated Depreciation	355
Year Acquired	2009
Year Built	2008
Senior housing and care facilities [Member] | Beachwood, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	23,478
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	23,478
Accumulated Depreciation	5,876
Year Acquired	2001
Year Built	1990
Senior housing and care facilities [Member] | Beattyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,068
Year Acquired	2005
Year Built	1972
Senior housing and care facilities [Member] | Bellevue, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	18,260
Cost Capitalized Subsequent to Acquisition	571
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	18,831
Accumulated Depreciation	2,206
Year Acquired	2006
Year Built	2004
Senior housing and care facilities [Member] | Bellingham, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,429
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	19,861
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	19,861
Accumulated Depreciation	497
Year Acquired	2010
Year Built	1996
Senior housing and care facilities [Member] | Bethel Park, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,700
Initial Cost of Buildings & Improvements	16,007
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,700
Carrying Amount of Buildings and Improvements	16,007
Accumulated Depreciation	775
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Boise, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	810
Initial Cost of Buildings & Improvements	5,401
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	810
Carrying Amount of Buildings and Improvements	5,401
Accumulated Depreciation	2,229
Year Acquired	1998
Year Built	1966
Senior housing and care facilities [Member] | Boonville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	5,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	5,510
Accumulated Depreciation	1,344
Year Acquired	2002
Year Built	2000
Senior housing and care facilities [Member] | Boynton Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	8,112
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	8,112
Accumulated Depreciation	1,502
Year Acquired	2004
Year Built	1999
Senior housing and care facilities [Member] | Bradenton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	252
Initial Cost of Buildings & Improvements	3,298
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	252
Carrying Amount of Buildings and Improvements	3,298
Accumulated Depreciation	1,378
Year Acquired	1996
Year Built	1995
Senior housing and care facilities [Member] | Braintree, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	7,157
Cost Capitalized Subsequent to Acquisition	1,290
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,447
Accumulated Depreciation	5,916
Year Acquired	1997
Year Built	1968
Senior housing and care facilities [Member] | Brandon, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,220
Initial Cost of Buildings & Improvements	10,241
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,220
Carrying Amount of Buildings and Improvements	10,241
Accumulated Depreciation	47
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Bremerton, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	2,210
Cost Capitalized Subsequent to Acquisition	144
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	2,354
Accumulated Depreciation	241
Year Acquired	2006
Year Built	1999
Senior housing and care facilities [Member] | Bremerton, WA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	10,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	10,420
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1984
Senior housing and care facilities [Member] | Brick, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,170
Initial Cost of Buildings & Improvements	17,372
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,170
Carrying Amount of Buildings and Improvements	17,372
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Brick, NJ (1) [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	17,125
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	17,125
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Bridgewater, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,850
Initial Cost of Buildings & Improvements	3,050
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,850
Carrying Amount of Buildings and Improvements	3,050
Accumulated Depreciation	751
Year Acquired	2004
Year Built	1970
Senior housing and care facilities [Member] | Bridgewater, NJ 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,730
Initial Cost of Buildings & Improvements	48,201
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,730
Carrying Amount of Buildings and Improvements	48,201
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Brighton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,859
Cost Capitalized Subsequent to Acquisition	2,126
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	5,985
Accumulated Depreciation	959
Year Acquired	2005
Year Built	1982
Senior housing and care facilities [Member] | Broadview Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	920
Initial Cost of Buildings & Improvements	12,400
Cost Capitalized Subsequent to Acquisition	2,237
Carrying Amount of Land	920
Carrying Amount of Buildings and Improvements	14,637
Accumulated Depreciation	3,135
Year Acquired	2001
Year Built	1984
Senior housing and care facilities [Member] | Bunnell, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	7,118
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	7,118
Accumulated Depreciation	1,396
Year Acquired	2004
Year Built	1985
Senior housing and care facilities [Member] | Burlington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	280
Initial Cost of Buildings & Improvements	4,297
Cost Capitalized Subsequent to Acquisition	707
Carrying Amount of Land	280
Carrying Amount of Buildings and Improvements	5,004
Accumulated Depreciation	995
Year Acquired	2003
Year Built	2000
Senior housing and care facilities [Member] | Burlington, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	5,467
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	5,467
Accumulated Depreciation	1,120
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | Butler, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	90
Initial Cost of Buildings & Improvements	3,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	90
Carrying Amount of Buildings and Improvements	3,510
Accumulated Depreciation	750
Year Acquired	2004
Year Built	1960
Senior housing and care facilities [Member] | Butte, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,957
Cost Capitalized Subsequent to Acquisition	43
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	4,000
Accumulated Depreciation	1,112
Year Acquired	1998
Year Built	1999
Senior housing and care facilities [Member] | Byrdstown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,414
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,414
Accumulated Depreciation	1,086
Year Acquired	2004
Year Built	1982
Senior housing and care facilities [Member] | Canton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	8,201
Cost Capitalized Subsequent to Acquisition	263
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	8,464
Accumulated Depreciation	2,221
Year Acquired	2002
Year Built	1993
Senior housing and care facilities [Member] | Canton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,098
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,098
Accumulated Depreciation	720
Year Acquired	1998
Year Built	1998
Senior housing and care facilities [Member] | Cape Coral, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	3,281
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	3,281
Accumulated Depreciation	805
Year Acquired	2002
Year Built	2000
Senior housing and care facilities [Member] | Carmel, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,370
Initial Cost of Buildings & Improvements	57,175
Cost Capitalized Subsequent to Acquisition	263
Carrying Amount of Land	2,370
Carrying Amount of Buildings and Improvements	57,438
Accumulated Depreciation	3,794
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Cary, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	4,350
Cost Capitalized Subsequent to Acquisition	986
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	5,336
Accumulated Depreciation	1,669
Year Acquired	1998
Year Built	1996
Senior housing and care facilities [Member] | Chapel Hill, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	354
Initial Cost of Buildings & Improvements	2,646
Cost Capitalized Subsequent to Acquisition	783
Carrying Amount of Land	354
Carrying Amount of Buildings and Improvements	3,429
Accumulated Depreciation	794
Year Acquired	2002
Year Built	1997
Senior housing and care facilities [Member] | Chelmsford, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,040
Initial Cost of Buildings & Improvements	10,951
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,040
Carrying Amount of Buildings and Improvements	10,951
Accumulated Depreciation	2,130
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | Chickasha, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85
Initial Cost of Buildings & Improvements	1,395
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	85
Carrying Amount of Buildings and Improvements	1,395
Accumulated Depreciation	570
Year Acquired	1996
Year Built	1996
Senior housing and care facilities [Member] | Cincinnati, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	109,388
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	109,388
Accumulated Depreciation	1,404
Year Acquired	2007
Year Built	2010
Senior housing and care facilities [Member] | Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,578
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	31,876
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	31,876
Accumulated Depreciation	722
Year Acquired	2010
Year Built	1997
Senior housing and care facilities [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	155
Initial Cost of Buildings & Improvements	1,428
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	155
Carrying Amount of Buildings and Improvements	1,428
Accumulated Depreciation	563
Year Acquired	1996
Year Built	1996
Senior housing and care facilities [Member] | Clarksville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,292
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	2,292
Accumulated Depreciation	778
Year Acquired	1998
Year Built	1998
Senior housing and care facilities [Member] | Clearwater, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	7,218
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,218
Accumulated Depreciation	1,281
Year Acquired	2004
Year Built	1961
Senior housing and care facilities [Member] | Clearwater, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,260
Initial Cost of Buildings & Improvements	2,740
Cost Capitalized Subsequent to Acquisition	200
Carrying Amount of Land	1,260
Carrying Amount of Buildings and Improvements	2,940
Accumulated Depreciation	593
Year Acquired	2005
Year Built	1983
Senior housing and care facilities [Member] | Cleburne, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	5,369
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	5,369
Accumulated Depreciation	509
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Cleveland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	5,000
Cost Capitalized Subsequent to Acquisition	122
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	5,122
Accumulated Depreciation	1,379
Year Acquired	2001
Year Built	1987
Senior housing and care facilities [Member] | Coeur d' Alene, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	7,878
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	7,878
Accumulated Depreciation	2,865
Year Acquired	1998
Year Built	1996
Senior housing and care facilities [Member] | Colorado Springs, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,290
Accumulated Depreciation	1,077
Year Acquired	2005
Year Built	1985
Senior housing and care facilities [Member] | Colts Neck, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	780
Initial Cost of Buildings & Improvements	14,733
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	780
Carrying Amount of Buildings and Improvements	14,733
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2002
Senior housing and care facilities [Member] | Columbia, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	341
Initial Cost of Buildings & Improvements	2,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	341
Carrying Amount of Buildings and Improvements	2,295
Accumulated Depreciation	789
Year Acquired	1999
Year Built	1999
Senior housing and care facilities [Member] | Columbia, TN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	3,787
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	3,787
Accumulated Depreciation	1,019
Year Acquired	2003
Year Built	1974
Senior housing and care facilities [Member] | Columbia, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	4,860
Cost Capitalized Subsequent to Acquisition	5,709
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	10,569
Accumulated Depreciation	1,644
Year Acquired	2003
Year Built	2000
Senior housing and care facilities [Member] | Columbus, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	3,190
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	3,190
Accumulated Depreciation	59
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Columbus, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	530
Initial Cost of Buildings & Improvements	5,170
Cost Capitalized Subsequent to Acquisition	1,540
Carrying Amount of Land	530
Carrying Amount of Buildings and Improvements	6,710
Accumulated Depreciation	1,492
Year Acquired	2002
Year Built	2001
Senior housing and care facilities [Member] | Columbus, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,070
Initial Cost of Buildings & Improvements	11,726
Cost Capitalized Subsequent to Acquisition	1,204
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	12,930
Accumulated Depreciation	1,801
Year Acquired	2005
Year Built	1968
Senior housing and care facilities [Member] | Columbus, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,254
Initial Cost of Land	1,010
Initial Cost of Buildings & Improvements	4,931
Cost Capitalized Subsequent to Acquisition	91
Carrying Amount of Land	1,010
Carrying Amount of Buildings and Improvements	5,022
Accumulated Depreciation	763
Year Acquired	2006
Year Built	1983
Senior housing and care facilities [Member] | Columbus, OH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,860
Initial Cost of Buildings & Improvements	16,624
Cost Capitalized Subsequent to Acquisition	1,077
Carrying Amount of Land	1,860
Carrying Amount of Buildings and Improvements	17,701
Accumulated Depreciation	2,389
Year Acquired	2006
Year Built	1978
Senior housing and care facilities [Member] | Concord, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	3,921
Cost Capitalized Subsequent to Acquisition	55
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	3,976
Accumulated Depreciation	903
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | Conroe, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	7,771
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	7,771
Accumulated Depreciation	134
Year Acquired	2009
Year Built	2010
Senior housing and care facilities [Member] | Corpus Christi, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	307
Initial Cost of Buildings & Improvements	443
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	307
Carrying Amount of Buildings and Improvements	443
Accumulated Depreciation	203
Year Acquired	2005
Year Built	1985
Senior housing and care facilities [Member] | Corpus Christi, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	1,916
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	1,916
Accumulated Depreciation	431
Year Acquired	2005
Year Built	1985
Senior housing and care facilities [Member] | Crystal Lake, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	7,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	7,290
Accumulated Depreciation	456
Year Acquired	2007
Year Built	2008
Senior housing and care facilities [Member] | Dade City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	7,150
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	7,150
Accumulated Depreciation	1,315
Year Acquired	2004
Year Built	1975
Senior housing and care facilities [Member] | Danville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,954
Cost Capitalized Subsequent to Acquisition	722
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,676
Accumulated Depreciation	970
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Davenport, IA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,403
Initial Cost of Buildings & Improvements	35,893
Cost Capitalized Subsequent to Acquisition	1,781
Carrying Amount of Land	1,403
Carrying Amount of Buildings and Improvements	37,674
Accumulated Depreciation	1,055
Year Acquired	2006
Year Built	2009
Senior housing and care facilities [Member] | Daytona Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,930
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	5,930
Accumulated Depreciation	1,187
Year Acquired	2004
Year Built	1986
Senior housing and care facilities [Member] | Daytona Beach, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,710
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,710
Accumulated Depreciation	1,185
Year Acquired	2004
Year Built	1961
Senior housing and care facilities [Member] | DeBary, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	7,460
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	7,460
Accumulated Depreciation	1,365
Year Acquired	2004
Year Built	1965
Senior housing and care facilities [Member] | Dedham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	9,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	9,830
Accumulated Depreciation	2,588
Year Acquired	2002
Year Built	1996
Senior housing and care facilities [Member] | DeForest, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,350
Cost Capitalized Subsequent to Acquisition	354
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,704
Accumulated Depreciation	540
Year Acquired	2007
Year Built	2006
Senior housing and care facilities [Member] | Defuniak Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	10,250
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	10,250
Accumulated Depreciation	1,277
Year Acquired	2006
Year Built	1980
Senior housing and care facilities [Member] | DeLand, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	7,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	7,080
Accumulated Depreciation	1,307
Year Acquired	2004
Year Built	1967
Senior housing and care facilities [Member] | Denton, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,010
Cost Capitalized Subsequent to Acquisition	206
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,216
Accumulated Depreciation	1,046
Year Acquired	2003
Year Built	1982
Senior housing and care facilities [Member] | Denver, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,530
Initial Cost of Buildings & Improvements	9,514
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,530
Carrying Amount of Buildings and Improvements	9,514
Accumulated Depreciation	1,404
Year Acquired	2005
Year Built	1986
Senior housing and care facilities [Member] | Denver, CO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,650
Initial Cost of Buildings & Improvements	14,906
Cost Capitalized Subsequent to Acquisition	1,585
Carrying Amount of Land	3,650
Carrying Amount of Buildings and Improvements	16,491
Accumulated Depreciation	1,704
Year Acquired	2006
Year Built	1987
Senior housing and care facilities [Member] | Denver, CO 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,076
Initial Cost of Buildings & Improvements	13,594
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,076
Carrying Amount of Buildings and Improvements	13,594
Accumulated Depreciation	422
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Douglasville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,350
Initial Cost of Buildings & Improvements	7,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,350
Carrying Amount of Buildings and Improvements	7,471
Accumulated Depreciation	1,778
Year Acquired	2003
Year Built	1975
Senior housing and care facilities [Member] | Douglasville, GA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	90
Initial Cost of Buildings & Improvements	217
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	90
Carrying Amount of Buildings and Improvements	217
Accumulated Depreciation	53
Year Acquired	2003
Year Built	1985
Senior housing and care facilities [Member] | Drescher, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	40,236
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	40,236
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2001
Senior housing and care facilities [Member] | Dublin, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,513
Initial Cost of Land	1,680
Initial Cost of Buildings & Improvements	43,423
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,680
Carrying Amount of Buildings and Improvements	43,423
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1990
Senior housing and care facilities [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,476
Initial Cost of Buildings & Improvements	10,659
Cost Capitalized Subsequent to Acquisition	2,196
Carrying Amount of Land	1,476
Carrying Amount of Buildings and Improvements	12,855
Accumulated Depreciation	6,977
Year Acquired	1997
Year Built	1999
Senior housing and care facilities [Member] | East Norriston, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	28,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	28,129
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1988
Senior housing and care facilities [Member] | Easton, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	285
Initial Cost of Buildings & Improvements	6,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	285
Carrying Amount of Buildings and Improvements	6,315
Accumulated Depreciation	3,301
Year Acquired	1993
Year Built	1959
Senior housing and care facilities [Member] | Eden, NC [ember]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	4,877
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	4,877
Accumulated Depreciation	1,018
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	539
Initial Cost of Buildings & Improvements	8,961
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	539
Carrying Amount of Buildings and Improvements	9,193
Accumulated Depreciation	1,455
Year Acquired	2005
Year Built	1970
Senior housing and care facilities [Member] | El Paso, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	642
Initial Cost of Buildings & Improvements	3,958
Cost Capitalized Subsequent to Acquisition	1,100
Carrying Amount of Land	642
Carrying Amount of Buildings and Improvements	5,058
Accumulated Depreciation	831
Year Acquired	2005
Year Built	1969
Senior housing and care facilities [Member] | Elizabeth City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,760
Cost Capitalized Subsequent to Acquisition	2,011
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,771
Accumulated Depreciation	1,359
Year Acquired	1998
Year Built	1999
Senior housing and care facilities [Member] | Elizabethton, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,604
Cost Capitalized Subsequent to Acquisition	336
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,940
Accumulated Depreciation	1,370
Year Acquired	2001
Year Built	1980
Senior housing and care facilities [Member] | Encinitas, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	7,721
Accumulated Depreciation	2,346
Year Acquired	2000
Year Built	2000
Senior housing and care facilities [Member] | Englishtown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	690
Initial Cost of Buildings & Improvements	12,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	690
Carrying Amount of Buildings and Improvements	12,520
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1997
Senior housing and care facilities [Member] | Erin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	134
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	8,194
Accumulated Depreciation	2,114
Year Acquired	2001
Year Built	1981
Senior housing and care facilities [Member] | Eugene, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,316
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,316
Accumulated Depreciation	2,089
Year Acquired	1998
Year Built	1972
Senior housing and care facilities [Member] | Everett, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	5,476
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	5,476
Accumulated Depreciation	1,768
Year Acquired	1999
Year Built	1999
Senior housing and care facilities [Member] | Fairfield, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	14,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	14,040
Accumulated Depreciation	3,510
Year Acquired	2002
Year Built	1998
Senior housing and care facilities [Member] | Fairhaven, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	770
Initial Cost of Buildings & Improvements	6,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	770
Carrying Amount of Buildings and Improvements	6,230
Accumulated Depreciation	1,117
Year Acquired	2004
Year Built	1999
Senior housing and care facilities [Member] | Fall River, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	5,829
Cost Capitalized Subsequent to Acquisition	4,856
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	10,685
Accumulated Depreciation	3,445
Year Acquired	1996
Year Built	1973
Senior housing and care facilities [Member] | Fayetteville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	3,962
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	4,462
Accumulated Depreciation	1,071
Year Acquired	2001
Year Built	1997
Senior housing and care facilities [Member] | Findlay, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	1,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	1,800
Accumulated Depreciation	677
Year Acquired	1997
Year Built	1997
Senior housing and care facilities [Member] | Fishers, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	14,500
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	14,500
Accumulated Depreciation	274
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Florence, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	2,978
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	2,978
Accumulated Depreciation	727
Year Acquired	2002
Year Built	1999
Senior housing and care facilities [Member] | Florence, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,420
Initial Cost of Land	353
Initial Cost of Buildings & Improvements	13,049
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	353
Carrying Amount of Buildings and Improvements	13,049
Accumulated Depreciation	353
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Forest City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,497
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,497
Accumulated Depreciation	947
Year Acquired	2003
Year Built	1999
Senior housing and care facilities [Member] | Fork Union, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	2,490
Cost Capitalized Subsequent to Acquisition	60
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	2,550
Accumulated Depreciation	163
Year Acquired	2008
Year Built	1990
Senior housing and care facilities [Member] | Fort Pierce, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	3,560
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	3,677
Accumulated Depreciation	590
Year Acquired	2005
Year Built	1973
Senior housing and care facilities [Member] | Fredericksburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,000
Initial Cost of Buildings & Improvements	20,000
Cost Capitalized Subsequent to Acquisition	303
Carrying Amount of Land	1,000
Carrying Amount of Buildings and Improvements	20,303
Accumulated Depreciation	3,040
Year Acquired	2005
Year Built	1999
Senior housing and care facilities [Member] | Fremont, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	20,302
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	25,300
Cost Capitalized Subsequent to Acquisition	1,427
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	26,727
Accumulated Depreciation	3,370
Year Acquired	2005
Year Built	1987
Senior housing and care facilities [Member] | Gardnerville, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,121
Initial Cost of Land	1,143
Initial Cost of Buildings & Improvements	10,831
Cost Capitalized Subsequent to Acquisition	629
Carrying Amount of Land	1,143
Carrying Amount of Buildings and Improvements	11,460
Accumulated Depreciation	6,259
Year Acquired	1998
Year Built	1999
Senior housing and care facilities [Member] | Gastonia, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	6,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	6,129
Accumulated Depreciation	1,247
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Gastonia, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,096
Cost Capitalized Subsequent to Acquisition	22
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,118
Accumulated Depreciation	679
Year Acquired	2003
Year Built	1994
Senior housing and care facilities [Member] | Gastonia, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	5,029
Cost Capitalized Subsequent to Acquisition	120
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	5,149
Accumulated Depreciation	1,052
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Georgetown, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,100
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	2,100
Accumulated Depreciation	776
Year Acquired	1997
Year Built	1997
Senior housing and care facilities [Member] | Gig Harbor, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,165
Initial Cost of Land	1,560
Initial Cost of Buildings & Improvements	15,947
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,560
Carrying Amount of Buildings and Improvements	15,947
Accumulated Depreciation	409
Year Acquired	2010
Year Built	1994
Senior housing and care facilities [Member] | Gilroy, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	13,880
Cost Capitalized Subsequent to Acquisition	23,860
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	37,740
Accumulated Depreciation	3,089
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Goochland, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,697
Accumulated Depreciation	236
Year Acquired	2008
Year Built	1991
Senior housing and care facilities [Member] | Goshen, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	6,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	6,120
Accumulated Depreciation	864
Year Acquired	2005
Year Built	2006
Senior housing and care facilities [Member] | Graceville, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	13,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	13,000
Accumulated Depreciation	1,575
Year Acquired	2006
Year Built	1980
Senior housing and care facilities [Member] | Grand Ledge, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,549
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	16,286
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	16,286
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Grand Prairie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	574
Initial Cost of Buildings & Improvements	3,426
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	574
Carrying Amount of Buildings and Improvements	3,426
Accumulated Depreciation	668
Year Acquired	2005
Year Built	1982
Senior housing and care facilities [Member] | Granger, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,670
Initial Cost of Buildings & Improvements	21,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,670
Carrying Amount of Buildings and Improvements	21,280
Accumulated Depreciation	141
Year Acquired	2010
Year Built	2009
Senior housing and care facilities [Member] | Granite City, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	7,143
Cost Capitalized Subsequent to Acquisition	842
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	7,985
Accumulated Depreciation	4,804
Year Acquired	1998
Year Built	1973
Senior housing and care facilities [Member] | Granite City, IL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	4,303
Cost Capitalized Subsequent to Acquisition	707
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	5,010
Accumulated Depreciation	2,949
Year Acquired	1999
Year Built	1964
Senior housing and care facilities [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	1,626
Year Acquired	2004
Year Built	1979
Senior housing and care facilities [Member] | Greenfield, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,626
Cost Capitalized Subsequent to Acquisition	328
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,954
Accumulated Depreciation	620
Year Acquired	2006
Year Built	2006
Senior housing and care facilities [Member] | Greensboro, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	2,970
Cost Capitalized Subsequent to Acquisition	554
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	749
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Greensboro, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	5,507
Cost Capitalized Subsequent to Acquisition	1,013
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	6,520
Accumulated Depreciation	1,374
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | Greenville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	4,393
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	4,561
Accumulated Depreciation	920
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Greenville, SC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	4,750
Accumulated Depreciation	873
Year Acquired	2004
Year Built	1997
Senior housing and care facilities [Member] | Greenville, SC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,400
Initial Cost of Buildings & Improvements	100,523
Cost Capitalized Subsequent to Acquisition	634
Carrying Amount of Land	5,400
Carrying Amount of Buildings and Improvements	101,157
Accumulated Depreciation	2,681
Year Acquired	2006
Year Built	2009
Senior housing and care facilities [Member] | Greenwood, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,550
Initial Cost of Buildings & Improvements	22,770
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,550
Carrying Amount of Buildings and Improvements	22,770
Accumulated Depreciation	150
Year Acquired	2010
Year Built	2007
Senior housing and care facilities [Member] | Hamden, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,470
Initial Cost of Buildings & Improvements	4,530
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,470
Carrying Amount of Buildings and Improvements	4,530
Accumulated Depreciation	1,320
Year Acquired	2002
Year Built	1998
Senior housing and care facilities [Member] | Hamilton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,469
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,469
Accumulated Depreciation	1,088
Year Acquired	2001
Year Built	1998
Senior housing and care facilities [Member] | Hanover, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	4,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	4,430
Accumulated Depreciation	847
Year Acquired	2004
Year Built	2000
Senior housing and care facilities [Member] | Hardin, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	5,350
Cost Capitalized Subsequent to Acquisition	135
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	5,485
Accumulated Depreciation	2,968
Year Acquired	2002
Year Built	1996
Senior housing and care facilities [Member] | Harleysville, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	11,355
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	11,355
Accumulated Depreciation	482
Year Acquired	2008
Year Built	2009
Senior housing and care facilities [Member] | Harriman, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	8,060
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	8,218
Accumulated Depreciation	2,258
Year Acquired	2001
Year Built	1972
Senior housing and care facilities [Member] | Hattiesburg, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,100
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	15,518
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	15,518
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2009
Senior housing and care facilities [Member] | Haverford, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	33,993
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	33,993
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Hemet, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	3,405
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	3,405
Accumulated Depreciation	326
Year Acquired	2007
Year Built	1996
Senior housing and care facilities [Member] | Hemet, CA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,550
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	28,606
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	28,606
Accumulated Depreciation	703
Year Acquired	2010
Year Built	1988
Senior housing and care facilities [Member] | Hemet, CA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	9,630
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	9,630
Accumulated Depreciation	258
Year Acquired	2010
Year Built	1988
Senior housing and care facilities [Member] | Henderson, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	9,220
Cost Capitalized Subsequent to Acquisition	65
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	9,285
Accumulated Depreciation	2,933
Year Acquired	1998
Year Built	1998
Senior housing and care facilities [Member] | Henderson, NV 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	4,360
Cost Capitalized Subsequent to Acquisition	41
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	4,401
Accumulated Depreciation	1,205
Year Acquired	1999
Year Built	2000
Senior housing and care facilities [Member] | Herculaneum, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	127
Initial Cost of Buildings & Improvements	10,373
Cost Capitalized Subsequent to Acquisition	393
Carrying Amount of Land	127
Carrying Amount of Buildings and Improvements	10,766
Accumulated Depreciation	5,723
Year Acquired	2002
Year Built	1984
Senior housing and care facilities [Member] | Hickory, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	987
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	1,219
Accumulated Depreciation	347
Year Acquired	2003
Year Built	1994
Senior housing and care facilities [Member] | High Point, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,443
Cost Capitalized Subsequent to Acquisition	793
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	5,236
Accumulated Depreciation	1,091
Year Acquired	2003
Year Built	2000
Senior housing and care facilities [Member] | High Point, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	410
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,595
Accumulated Depreciation	579
Year Acquired	2003
Year Built	1999
Senior housing and care facilities [Member] | High Point, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	3,395
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	3,423
Accumulated Depreciation	720
Year Acquired	2003
Year Built	1994
Senior housing and care facilities [Member] | High Point, NC 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	4,143
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	4,143
Accumulated Depreciation	863
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Highlands Ranch, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	3,721
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	3,721
Accumulated Depreciation	921
Year Acquired	2002
Year Built	1999
Senior housing and care facilities [Member] | Hilliard, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	6,990
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	6,990
Accumulated Depreciation	2,499
Year Acquired	1999
Year Built	1990
Senior housing and care facilities [Member] | Homestead, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,750
Initial Cost of Buildings & Improvements	11,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,750
Carrying Amount of Buildings and Improvements	11,750
Accumulated Depreciation	1,456
Year Acquired	2006
Year Built	1994
Senior housing and care facilities [Member] | Hopedale, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	8,170
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	8,170
Accumulated Depreciation	1,285
Year Acquired	2005
Year Built	1999
Senior housing and care facilities [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,790
Initial Cost of Buildings & Improvements	7,100
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,790
Carrying Amount of Buildings and Improvements	7,100
Accumulated Depreciation	2,114
Year Acquired	2003
Year Built	1974
Senior housing and care facilities [Member] | Houston, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,183
Initial Cost of Land	860
Initial Cost of Buildings & Improvements	18,715
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	860
Carrying Amount of Buildings and Improvements	18,715
Accumulated Depreciation	1,636
Year Acquired	2007
Year Built	2006
Senior housing and care facilities [Member] | Houston, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,090
Initial Cost of Buildings & Improvements	9,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,090
Carrying Amount of Buildings and Improvements	9,471
Accumulated Depreciation	435
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Houston, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,549
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	5,970
Cost Capitalized Subsequent to Acquisition	750
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	6,720
Accumulated Depreciation	1,597
Year Acquired	2002
Year Built	1995
Senior housing and care facilities [Member] | Howell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,741
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	21,703
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	21,703
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2007
Senior housing and care facilities [Member] | Huron, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	6,088
Cost Capitalized Subsequent to Acquisition	1,452
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	7,540
Accumulated Depreciation	963
Year Acquired	2005
Year Built	1983
Senior housing and care facilities [Member] | Hutchinson, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	10,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	10,590
Accumulated Depreciation	1,753
Year Acquired	2004
Year Built	1997
Senior housing and care facilities [Member] | Indianapolis, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	495
Initial Cost of Buildings & Improvements	6,287
Cost Capitalized Subsequent to Acquisition	22,565
Carrying Amount of Land	495
Carrying Amount of Buildings and Improvements	28,852
Accumulated Depreciation	3,309
Year Acquired	2006
Year Built	1981
Senior housing and care facilities [Member] | Indianapolis, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	255
Initial Cost of Buildings & Improvements	2,473
Cost Capitalized Subsequent to Acquisition	12,123
Carrying Amount of Land	255
Carrying Amount of Buildings and Improvements	14,596
Accumulated Depreciation	1,461
Year Acquired	2006
Year Built	1981
Senior housing and care facilities [Member] | Irving, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,030
Initial Cost of Buildings & Improvements	6,823
Cost Capitalized Subsequent to Acquisition	267
Carrying Amount of Land	1,030
Carrying Amount of Buildings and Improvements	7,090
Accumulated Depreciation	436
Year Acquired	2007
Year Built	2008
Senior housing and care facilities [Member] | Jamestown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	6,707
Accumulated Depreciation	3,018
Year Acquired	2004
Year Built	1966
Senior housing and care facilities [Member] | Jefferson, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	9,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,120
Accumulated Depreciation	1,321
Year Acquired	2006
Year Built	1984
Senior housing and care facilities [Member] | Jefferson City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	6,730
Cost Capitalized Subsequent to Acquisition	301
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	7,031
Accumulated Depreciation	3,727
Year Acquired	2002
Year Built	1982
Senior housing and care facilities [Member] | Jonesboro, GA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	460
Initial Cost of Buildings & Improvements	1,304
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	460
Carrying Amount of Buildings and Improvements	1,304
Accumulated Depreciation	281
Year Acquired	2003
Year Built	1992
Senior housing and care facilities [Member] | Jonesboro, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	840
Initial Cost of Buildings & Improvements	1,921
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	840
Carrying Amount of Buildings and Improvements	1,921
Accumulated Depreciation	558
Year Acquired	2003
Year Built	1992
Senior housing and care facilities [Member] | Kalida, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	8,173
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	8,173
Accumulated Depreciation	796
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Kalispell, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	3,282
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	3,282
Accumulated Depreciation	1,096
Year Acquired	1998
Year Built	1998
Senior housing and care facilities [Member] | Kansas City, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,097
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	34,898
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	34,898
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1980
Senior housing and care facilities [Member] | Kansas City, MO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,455
Initial Cost of Land	1,930
Initial Cost of Buildings & Improvements	39,997
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,930
Carrying Amount of Buildings and Improvements	39,997
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1986
Senior housing and care facilities [Member] | Kenner, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	10,036
Cost Capitalized Subsequent to Acquisition	125
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	10,161
Accumulated Depreciation	5,565
Year Acquired	1998
Year Built	2000
Senior housing and care facilities [Member] | Kennett Square, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,050
Initial Cost of Buildings & Improvements	22,946
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,050
Carrying Amount of Buildings and Improvements	22,946
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2008
Senior housing and care facilities [Member] | Kennewick, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,320
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	27,991
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	27,991
Accumulated Depreciation	660
Year Acquired	2010
Year Built	1994
Senior housing and care facilities [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	9,139
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	9,139
Accumulated Depreciation	475
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Kent, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	20,318
Cost Capitalized Subsequent to Acquisition	10,381
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	30,699
Accumulated Depreciation	2,031
Year Acquired	2007
Year Built	2000
Senior housing and care facilities [Member] | Kirkland, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,880
Initial Cost of Buildings & Improvements	4,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,880
Carrying Amount of Buildings and Improvements	4,315
Accumulated Depreciation	893
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Kissimmee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	3,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	3,854
Accumulated Depreciation	710
Year Acquired	2004
Year Built	1972
Senior housing and care facilities [Member] | LaBelle, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	4,946
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	4,946
Accumulated Depreciation	989
Year Acquired	2004
Year Built	1986
Senior housing and care facilities [Member] | Lake Havasu City, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,223
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,223
Accumulated Depreciation	1,343
Year Acquired	1998
Year Built	1999
Senior housing and care facilities [Member] | Lake Havasu City. AZ 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	110
Initial Cost of Buildings & Improvements	2,244
Cost Capitalized Subsequent to Acquisition	136
Carrying Amount of Land	110
Carrying Amount of Buildings and Improvements	2,380
Accumulated Depreciation	798
Year Acquired	1998
Year Built	1994
Senior housing and care facilities [Member] | Lake Placid, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	12,850
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	12,850
Accumulated Depreciation	2,415
Year Acquired	2004
Year Built	1984
Senior housing and care facilities [Member] | Lancaster, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,763
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	15,295
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	15,295
Accumulated Depreciation	405
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Lawrenceville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,780
Accumulated Depreciation	294
Year Acquired	2008
Year Built	1989
Senior housing and care facilities [Member] | Lecanto, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	6,900
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,900
Accumulated Depreciation	1,217
Year Acquired	2004
Year Built	1986
Senior housing and care facilities [Member] | Lee, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	18,135
Cost Capitalized Subsequent to Acquisition	926
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	19,061
Accumulated Depreciation	4,534
Year Acquired	2002
Year Built	1998
Senior housing and care facilities [Member] | Lenoir, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	3,748
Cost Capitalized Subsequent to Acquisition	641
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	4,389
Accumulated Depreciation	910
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Lexington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,900
Cost Capitalized Subsequent to Acquisition	1,015
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,915
Accumulated Depreciation	1,111
Year Acquired	2002
Year Built	1997
Senior housing and care facilities [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,435
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	13,807
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	13,807
Accumulated Depreciation	233
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Linwood, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	800
Initial Cost of Buildings & Improvements	21,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	800
Carrying Amount of Buildings and Improvements	21,984
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1997
Senior housing and care facilities [Member] | Litchfield, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	17,908
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	17,908
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Little Neck, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	38,461
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,350
Carrying Amount of Buildings and Improvements	38,461
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Littleton, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,240
Initial Cost of Buildings & Improvements	2,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,240
Carrying Amount of Buildings and Improvements	2,910
Accumulated Depreciation	863
Year Acquired	1996
Year Built	1975
Senior housing and care facilities [Member] | Loma Linda, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,214
Initial Cost of Buildings & Improvements	9,586
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,214
Carrying Amount of Buildings and Improvements	9,586
Accumulated Depreciation	836
Year Acquired	2008
Year Built	1976
Senior housing and care facilities [Member] | Longview, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	293
Initial Cost of Buildings & Improvements	1,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	293
Carrying Amount of Buildings and Improvements	1,707
Accumulated Depreciation	386
Year Acquired	2005
Year Built	1971
Senior housing and care facilities [Member] | Longview, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	5,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	5,520
Accumulated Depreciation	534
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Longwood, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	7,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	7,520
Accumulated Depreciation	1,408
Year Acquired	2004
Year Built	1980
Senior housing and care facilities [Member] | Los Angeles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,430
Accumulated Depreciation	246
Year Acquired	2008
Year Built	2008
Senior housing and care facilities [Member] | Louisville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	10,010
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	10,010
Accumulated Depreciation	1,943
Year Acquired	2005
Year Built	1978
Senior housing and care facilities [Member] | Louisville, KY 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	7,135
Cost Capitalized Subsequent to Acquisition	163
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	7,298
Accumulated Depreciation	1,990
Year Acquired	2002
Year Built	1974
Senior housing and care facilities [Member] | Louisville, KY 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	4,675
Cost Capitalized Subsequent to Acquisition	109
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	4,784
Accumulated Depreciation	1,334
Year Acquired	2002
Year Built	1975
Senior housing and care facilities [Member] | Lufkin, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	343
Initial Cost of Buildings & Improvements	1,184
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	343
Carrying Amount of Buildings and Improvements	1,184
Accumulated Depreciation	389
Year Acquired	2005
Year Built	1919
Senior housing and care facilities [Member] | Manassas, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	7,446
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	7,446
Accumulated Depreciation	1,473
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Manchester, NH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	4,360
Cost Capitalized Subsequent to Acquisition	159
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	4,519
Accumulated Depreciation	681
Year Acquired	2005
Year Built	1984
Senior housing and care facilities [Member] | Mansfield, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,251
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,251
Accumulated Depreciation	513
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Manteca, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,445
Initial Cost of Land	1,300
Initial Cost of Buildings & Improvements	12,125
Cost Capitalized Subsequent to Acquisition	1,309
Carrying Amount of Land	1,300
Carrying Amount of Buildings and Improvements	13,434
Accumulated Depreciation	1,677
Year Acquired	2005
Year Built	1985
Senior housing and care facilities [Member] | Margate, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	7,303
Cost Capitalized Subsequent to Acquisition	2,459
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	9,762
Accumulated Depreciation	6,606
Year Acquired	1998
Year Built	1972
Senior housing and care facilities [Member] | Marianna, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	340
Initial Cost of Buildings & Improvements	8,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	340
Carrying Amount of Buildings and Improvements	8,910
Accumulated Depreciation	1,076
Year Acquired	2006
Year Built	1997
Senior housing and care facilities [Member] | Martinsville, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	349
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	349
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2003
Senior housing and care facilities [Member] | Marysville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,172
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,216
Accumulated Depreciation	1,176
Year Acquired	1998
Year Built	1999
Senior housing and care facilities [Member] | Marysville, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,775
Initial Cost of Land	620
Initial Cost of Buildings & Improvements	4,780
Cost Capitalized Subsequent to Acquisition	229
Carrying Amount of Land	620
Carrying Amount of Buildings and Improvements	5,009
Accumulated Depreciation	926
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Matthews, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	4,738
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	4,738
Accumulated Depreciation	1,021
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | McConnelsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	7,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	7,060
Accumulated Depreciation	40
Year Acquired	2010
Year Built	1946
Senior housing and care facilities [Member] | McHenry, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,632
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,632
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2006
Senior housing and care facilities [Member] | McHenry, IL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,550
Initial Cost of Buildings & Improvements	15,300
Cost Capitalized Subsequent to Acquisition	6,718
Carrying Amount of Land	3,550
Carrying Amount of Buildings and Improvements	22,018
Accumulated Depreciation	1,962
Year Acquired	2006
Year Built	2004
Senior housing and care facilities [Member] | McKinney, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,570
Initial Cost of Buildings & Improvements	7,389
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,570
Carrying Amount of Buildings and Improvements	7,389
Accumulated Depreciation	162
Year Acquired	2009
Year Built	2010
Senior housing and care facilities [Member] | Melville, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,280
Initial Cost of Buildings & Improvements	73,283
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,280
Carrying Amount of Buildings and Improvements	73,283
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2001
Senior housing and care facilities [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970
Initial Cost of Buildings & Improvements	4,246
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	970
Carrying Amount of Buildings and Improvements	4,246
Accumulated Depreciation	1,084
Year Acquired	2003
Year Built	1981
Senior housing and care facilities [Member] | Memphis, TN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	480
Initial Cost of Buildings & Improvements	5,656
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	480
Carrying Amount of Buildings and Improvements	5,656
Accumulated Depreciation	1,336
Year Acquired	2003
Year Built	1982
Senior housing and care facilities [Member] | Memphis, TN 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	5,963
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	5,963
Accumulated Depreciation	1,337
Year Acquired	2004
Year Built	1951
Senior housing and care facilities [Member] | Memphis, TN 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	9,660
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	9,660
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1981
Senior housing and care facilities [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	643
Initial Cost of Buildings & Improvements	7,084
Cost Capitalized Subsequent to Acquisition	3,526
Carrying Amount of Land	643
Carrying Amount of Buildings and Improvements	10,610
Accumulated Depreciation	5,090
Year Acquired	1997
Year Built	1999
Senior housing and care facilities [Member] | Menomonee Falls, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,020
Initial Cost of Buildings & Improvements	6,984
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,020
Carrying Amount of Buildings and Improvements	6,984
Accumulated Depreciation	607
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,365
Initial Cost of Land	950
Initial Cost of Buildings & Improvements	9,087
Cost Capitalized Subsequent to Acquisition	232
Carrying Amount of Land	950
Carrying Amount of Buildings and Improvements	9,319
Accumulated Depreciation	2,630
Year Acquired	1999
Year Built	2000
Senior housing and care facilities [Member] | Middleburg Heights, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	7,780
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	7,780
Accumulated Depreciation	1,314
Year Acquired	2004
Year Built	1998
Senior housing and care facilities [Member] | Middleton, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	4,006
Cost Capitalized Subsequent to Acquisition	600
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	4,606
Accumulated Depreciation	989
Year Acquired	2001
Year Built	1991
Senior housing and care facilities [Member] | Midland, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	11,025
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	11,025
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1994
Senior housing and care facilities [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	5,673
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	5,673
Accumulated Depreciation	3,036
Year Acquired	1998
Year Built	1958
Senior housing and care facilities [Member] | Midwest City, OK 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	5,516
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	5,516
Accumulated Depreciation	937
Year Acquired	2005
Year Built	1987
Senior housing and care facilities [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,070
Initial Cost of Buildings & Improvements	48,257
Cost Capitalized Subsequent to Acquisition	970
Carrying Amount of Land	7,070
Carrying Amount of Buildings and Improvements	49,227
Accumulated Depreciation	1,934
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Mill Creek, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	30,914
Initial Cost of Land	10,150
Initial Cost of Buildings & Improvements	60,274
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,150
Carrying Amount of Buildings and Improvements	60,274
Accumulated Depreciation	1,339
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Missoula, MT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	7,490
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	7,490
Accumulated Depreciation	1,084
Year Acquired	2005
Year Built	1998
Senior housing and care facilities [Member] | Monroe, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	3,681
Cost Capitalized Subsequent to Acquisition	648
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	4,329
Accumulated Depreciation	921
Year Acquired	2003
Year Built	2001
Senior housing and care facilities [Member] | Monroe, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	4,799
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	5,656
Accumulated Depreciation	1,133
Year Acquired	2003
Year Built	2000
Senior housing and care facilities [Member] | Monroe, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	4,021
Cost Capitalized Subsequent to Acquisition	114
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	4,135
Accumulated Depreciation	875
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | Monroe, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,585
Initial Cost of Land	2,560
Initial Cost of Buildings & Improvements	34,460
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,560
Carrying Amount of Buildings and Improvements	34,460
Accumulated Depreciation	776
Year Acquired	2010
Year Built	1994
Senior housing and care facilities [Member] | Monteagle, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	3,318
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	3,318
Accumulated Depreciation	830
Year Acquired	2003
Year Built	1980
Senior housing and care facilities [Member] | Monterey, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	4,195
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	4,195
Accumulated Depreciation	1,888
Year Acquired	2004
Year Built	1977
Senior housing and care facilities [Member] | Monticello, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	4,471
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	4,471
Accumulated Depreciation	920
Year Acquired	2004
Year Built	1986
Senior housing and care facilities [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,060
Initial Cost of Buildings & Improvements	51,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,060
Carrying Amount of Buildings and Improvements	51,628
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Morehead City, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,104
Cost Capitalized Subsequent to Acquisition	1,648
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,752
Accumulated Depreciation	1,345
Year Acquired	1999
Year Built	1999
Senior housing and care facilities [Member] | Morgantown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	3,705
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	3,705
Accumulated Depreciation	876
Year Acquired	2003
Year Built	1965
Senior housing and care facilities [Member] | Moss Point, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	120
Initial Cost of Buildings & Improvements	7,280
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	120
Carrying Amount of Buildings and Improvements	7,280
Accumulated Depreciation	1,392
Year Acquired	2004
Year Built	1933
Senior housing and care facilities [Member] | Mount Airy, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	270
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	118
Carrying Amount of Land	270
Carrying Amount of Buildings and Improvements	6,548
Accumulated Depreciation	851
Year Acquired	2005
Year Built	1998
Senior housing and care facilities [Member] | Mountain City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	220
Initial Cost of Buildings & Improvements	5,896
Cost Capitalized Subsequent to Acquisition	660
Carrying Amount of Land	220
Carrying Amount of Buildings and Improvements	6,556
Accumulated Depreciation	2,958
Year Acquired	2001
Year Built	1976
Senior housing and care facilities [Member] | Mt. Vernon, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	2,200
Cost Capitalized Subsequent to Acquisition	156
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	2,356
Accumulated Depreciation	249
Year Acquired	2006
Year Built	2001
Senior housing and care facilities [Member] | Myrtle Beach, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,890
Initial Cost of Buildings & Improvements	41,526
Cost Capitalized Subsequent to Acquisition	283
Carrying Amount of Land	6,890
Carrying Amount of Buildings and Improvements	41,809
Accumulated Depreciation	1,681
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Nacogdoches, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	5,754
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	5,754
Accumulated Depreciation	546
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Naples, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,716
Initial Cost of Buildings & Improvements	17,306
Cost Capitalized Subsequent to Acquisition	923
Carrying Amount of Land	1,716
Carrying Amount of Buildings and Improvements	18,229
Accumulated Depreciation	12,497
Year Acquired	1997
Year Built	1999
Senior housing and care facilities [Member] | Naples, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	5,450
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	5,450
Accumulated Depreciation	1,024
Year Acquired	2004
Year Built	1968
Senior housing and care facilities [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,910
Initial Cost of Buildings & Improvements	29,590
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,910
Carrying Amount of Buildings and Improvements	29,590
Accumulated Depreciation	1,983
Year Acquired	2008
Year Built	2007
Senior housing and care facilities [Member] | Natchitoches, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	190
Initial Cost of Buildings & Improvements	4,096
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	190
Carrying Amount of Buildings and Improvements	4,096
Accumulated Depreciation	717
Year Acquired	2005
Year Built	1975
Senior housing and care facilities [Member] | Needham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	13,715
Cost Capitalized Subsequent to Acquisition	366
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	14,081
Accumulated Depreciation	3,707
Year Acquired	2002
Year Built	1994
Senior housing and care facilities [Member] | Neenah, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	15,120
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	15,120
Accumulated Depreciation	234
Year Acquired	2010
Year Built	1991
Senior housing and care facilities [Member] | New Haven, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	176
Initial Cost of Buildings & Improvements	3,524
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	176
Carrying Amount of Buildings and Improvements	3,524
Accumulated Depreciation	787
Year Acquired	2004
Year Built	1981
Senior housing and care facilities [Member] | New Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	160
Initial Cost of Buildings & Improvements	4,778
Cost Capitalized Subsequent to Acquisition	1,682
Carrying Amount of Land	160
Carrying Amount of Buildings and Improvements	6,460
Accumulated Depreciation	1,877
Year Acquired	2006
Year Built	1958
Senior housing and care facilities [Member] | New York, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,440
Initial Cost of Buildings & Improvements	21,460
Cost Capitalized Subsequent to Acquisition	975
Carrying Amount of Land	1,440
Carrying Amount of Buildings and Improvements	22,435
Accumulated Depreciation	2,273
Year Acquired	2006
Year Built	1959
Senior housing and care facilities [Member] | Newark, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	21,220
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	21,220
Accumulated Depreciation	3,452
Year Acquired	2004
Year Built	1998
Senior housing and care facilities [Member] | Newburyport, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	1,988
Year Acquired	2002
Year Built	1999
Senior housing and care facilities [Member] | Norman, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	55
Initial Cost of Buildings & Improvements	1,484
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	55
Carrying Amount of Buildings and Improvements	1,484
Accumulated Depreciation	688
Year Acquired	1995
Year Built	1995
Senior housing and care facilities [Member] | North Augusta, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	332
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	332
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	866
Year Acquired	1999
Year Built	1998
Senior housing and care facilities [Member] | North Miami, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	3,918
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	3,918
Accumulated Depreciation	985
Year Acquired	2004
Year Built	1968
Senior housing and care facilities [Member] | North Miami, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	440
Initial Cost of Buildings & Improvements	4,830
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	440
Carrying Amount of Buildings and Improvements	4,830
Accumulated Depreciation	992
Year Acquired	2004
Year Built	1963
Senior housing and care facilities [Member] | North Miami Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,709
Cost Capitalized Subsequent to Acquisition	2,006
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	7,715
Accumulated Depreciation	5,145
Year Acquired	1998
Year Built	1987
Senior housing and care facilities [Member] | Norwalk, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	410
Initial Cost of Buildings & Improvements	2,118
Cost Capitalized Subsequent to Acquisition	2,973
Carrying Amount of Land	410
Carrying Amount of Buildings and Improvements	5,091
Accumulated Depreciation	1,581
Year Acquired	2004
Year Built	1971
Senior housing and care facilities [Member] | Ocala, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	10,564
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,340
Carrying Amount of Buildings and Improvements	10,564
Accumulated Depreciation	374
Year Acquired	2008
Year Built	2009
Senior housing and care facilities [Member] | Ogden, UT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	6,700
Accumulated Depreciation	1,144
Year Acquired	2004
Year Built	1998
Senior housing and care facilities [Member] | Oklahoma City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	10,694
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	10,694
Accumulated Depreciation	1,463
Year Acquired	1998
Year Built	1979
Senior housing and care facilities [Member] | Oklahoma City, OK 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	590
Initial Cost of Buildings & Improvements	7,513
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	590
Carrying Amount of Buildings and Improvements	7,513
Accumulated Depreciation	518
Year Acquired	2007
Year Built	2008
Senior housing and care facilities [Member] | Oklahoma City, OK 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	7,017
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	7,017
Accumulated Depreciation	358
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Olympia, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,387
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	16,689
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	16,689
Accumulated Depreciation	434
Year Acquired	2010
Year Built	1995
Senior housing and care facilities [Member] | Omaha, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	10,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	10,230
Accumulated Depreciation	183
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Omaha, NE 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,681
Initial Cost of Land	380
Initial Cost of Buildings & Improvements	8,864
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	380
Carrying Amount of Buildings and Improvements	8,864
Accumulated Depreciation	157
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Oneonta, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,020
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	5,020
Accumulated Depreciation	424
Year Acquired	2007
Year Built	1996
Senior housing and care facilities [Member] | Ormond Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	2,739
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	2,812
Accumulated Depreciation	1,213
Year Acquired	2002
Year Built	1983
Senior housing and care facilities [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	3,800
Cost Capitalized Subsequent to Acquisition	3,687
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	7,487
Accumulated Depreciation	872
Year Acquired	2006
Year Built	2005
Senior housing and care facilities [Member] | Oshkosh, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	400
Initial Cost of Buildings & Improvements	23,237
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	400
Carrying Amount of Buildings and Improvements	23,237
Accumulated Depreciation	1,212
Year Acquired	2007
Year Built	2008
Senior housing and care facilities [Member] | Oswego, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	8,047
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	8,047
Accumulated Depreciation	505
Year Acquired	2006
Year Built	2008
Senior housing and care facilities [Member] | Overland Park, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,120
Initial Cost of Buildings & Improvements	8,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,120
Carrying Amount of Buildings and Improvements	8,360
Accumulated Depreciation	1,259
Year Acquired	2005
Year Built	1970
Senior housing and care facilities [Member] | Overland Park, KS 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,730
Initial Cost of Buildings & Improvements	27,076
Cost Capitalized Subsequent to Acquisition	340
Carrying Amount of Land	3,730
Carrying Amount of Buildings and Improvements	27,416
Accumulated Depreciation	768
Year Acquired	2008
Year Built	2009
Senior housing and care facilities [Member] | Overland Park, KS 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	29,105
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	29,105
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1988
Senior housing and care facilities [Member] | Owasso, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	215
Initial Cost of Buildings & Improvements	1,380
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	215
Carrying Amount of Buildings and Improvements	1,380
Accumulated Depreciation	544
Year Acquired	1996
Year Built	1996
Senior housing and care facilities [Member] | Owensboro, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	6,760
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	6,760
Accumulated Depreciation	1,134
Year Acquired	1993
Year Built	1966
Senior housing and care facilities [Member] | Owensboro, KY 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	225
Initial Cost of Buildings & Improvements	13,275
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	225
Carrying Amount of Buildings and Improvements	13,275
Accumulated Depreciation	2,135
Year Acquired	2005
Year Built	1964
Senior housing and care facilities [Member] | Owenton, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	100
Initial Cost of Buildings & Improvements	2,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	100
Carrying Amount of Buildings and Improvements	2,400
Accumulated Depreciation	474
Year Acquired	2005
Year Built	1979
Senior housing and care facilities [Member] | Oxford, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,094
Initial Cost of Land	1,430
Initial Cost of Buildings & Improvements	15,791
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,430
Carrying Amount of Buildings and Improvements	15,791
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2001
Senior housing and care facilities [Member] | Palestine, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	180
Initial Cost of Buildings & Improvements	4,320
Cost Capitalized Subsequent to Acquisition	1,300
Carrying Amount of Land	180
Carrying Amount of Buildings and Improvements	5,620
Accumulated Depreciation	579
Year Acquired	2006
Year Built	2005
Senior housing and care facilities [Member] | Palm Coast, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	870
Initial Cost of Buildings & Improvements	10,957
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	870
Carrying Amount of Buildings and Improvements	10,957
Accumulated Depreciation	259
Year Acquired	2008
Year Built	2010
Senior housing and care facilities [Member] | Panama City, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	9,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	9,200
Accumulated Depreciation	1,734
Year Acquired	2004
Year Built	1992
Senior housing and care facilities [Member] | Paris, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	490
Initial Cost of Buildings & Improvements	5,452
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	490
Carrying Amount of Buildings and Improvements	5,452
Accumulated Depreciation	1,513
Year Acquired	2005
Year Built	2006
Senior housing and care facilities [Member] | Pasadena, TX [ Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,207
Initial Cost of Land	720
Initial Cost of Buildings & Improvements	24,080
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	720
Carrying Amount of Buildings and Improvements	24,080
Accumulated Depreciation	2,390
Year Acquired	2007
Year Built	2005
Senior housing and care facilities [Member] | Paso Robles, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,770
Initial Cost of Buildings & Improvements	8,630
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,770
Carrying Amount of Buildings and Improvements	8,630
Accumulated Depreciation	2,143
Year Acquired	2002
Year Built	1998
Senior housing and care facilities [Member] | Pawleys Island, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,020
Initial Cost of Buildings & Improvements	32,590
Cost Capitalized Subsequent to Acquisition	5,249
Carrying Amount of Land	2,020
Carrying Amount of Buildings and Improvements	37,839
Accumulated Depreciation	4,609
Year Acquired	2005
Year Built	1997
Senior housing and care facilities [Member] | Pigeon Forge, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	320
Initial Cost of Buildings & Improvements	4,180
Cost Capitalized Subsequent to Acquisition	117
Carrying Amount of Land	320
Carrying Amount of Buildings and Improvements	4,297
Accumulated Depreciation	1,236
Year Acquired	2001
Year Built	1986
Senior housing and care facilities [Member] | Pikesville, MD [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	10,750
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	10,750
Accumulated Depreciation	1,124
Year Acquired	2007
Year Built	1983
Senior housing and care facilities [Member] | Pinehurst, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	2,690
Cost Capitalized Subsequent to Acquisition	484
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	3,174
Accumulated Depreciation	699
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Piqua, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	204
Initial Cost of Buildings & Improvements	1,885
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	204
Carrying Amount of Buildings and Improvements	1,885
Accumulated Depreciation	665
Year Acquired	1997
Year Built	1997
Senior housing and care facilities [Member] | Pittsburgh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,750
Initial Cost of Buildings & Improvements	8,572
Cost Capitalized Subsequent to Acquisition	115
Carrying Amount of Land	1,750
Carrying Amount of Buildings and Improvements	8,687
Accumulated Depreciation	1,408
Year Acquired	2005
Year Built	1998
Senior housing and care facilities [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,305
Initial Cost of Buildings & Improvements	9,095
Cost Capitalized Subsequent to Acquisition	952
Carrying Amount of Land	1,305
Carrying Amount of Buildings and Improvements	10,047
Accumulated Depreciation	1,515
Year Acquired	2005
Year Built	1977
Senior housing and care facilities [Member] | Plattsmouth, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	250
Initial Cost of Buildings & Improvements	5,650
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	250
Carrying Amount of Buildings and Improvements	5,650
Accumulated Depreciation	107
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Plymouth, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,876
Initial Cost of Land	1,490
Initial Cost of Buildings & Improvements	19,990
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,490
Carrying Amount of Buildings and Improvements	19,990
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1972
Senior housing and care facilities [Member] | Port St. Joe, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,055
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	2,055
Accumulated Depreciation	666
Year Acquired	2004
Year Built	1982
Senior housing and care facilities [Member] | Port St. Lucie, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	8,700
Initial Cost of Buildings & Improvements	47,230
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,700
Carrying Amount of Buildings and Improvements	47,230
Accumulated Depreciation	932
Year Acquired	2008
Year Built	2010
Senior housing and care facilities [Member] | Post Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,700
Initial Cost of Buildings & Improvements	14,217
Cost Capitalized Subsequent to Acquisition	2,181
Carrying Amount of Land	2,700
Carrying Amount of Buildings and Improvements	16,398
Accumulated Depreciation	920
Year Acquired	2007
Year Built	2008
Senior housing and care facilities [Member] | Prospect, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	820
Initial Cost of Buildings & Improvements	1,441
Cost Capitalized Subsequent to Acquisition	2,503
Carrying Amount of Land	820
Carrying Amount of Buildings and Improvements	3,944
Accumulated Depreciation	1,356
Year Acquired	2004
Year Built	1970
Senior housing and care facilities [Member] | Pueblo, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	6,051
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	6,051
Accumulated Depreciation	2,460
Year Acquired	1998
Year Built	1989
Senior housing and care facilities [Member] | Puyallup, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,830
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	20,776
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	20,776
Accumulated Depreciation	522
Year Acquired	2010
Year Built	1985
Senior housing and care facilities [Member] | Quincy, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	5,333
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	5,333
Accumulated Depreciation	1,105
Year Acquired	2004
Year Built	1983
Senior housing and care facilities [Member] | Quincy, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,690
Initial Cost of Buildings & Improvements	15,410
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,690
Carrying Amount of Buildings and Improvements	15,410
Accumulated Depreciation	2,436
Year Acquired	2004
Year Built	1999
Senior housing and care facilities [Member] | Quitman, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	10,340
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	10,340
Accumulated Depreciation	1,861
Year Acquired	2004
Year Built	1976
Senior housing and care facilities [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	10,000
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,000
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2008
Senior housing and care facilities [Member] | Raytown, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	5,490
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	5,490
Accumulated Depreciation	573
Year Acquired	2006
Year Built	2000
Senior housing and care facilities [Member] | Rehoboth Beach, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	960
Initial Cost of Buildings & Improvements	24,248
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	960
Carrying Amount of Buildings and Improvements	24,248
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1999
Senior housing and care facilities [Member] | Reidsville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	3,830
Cost Capitalized Subsequent to Acquisition	857
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	4,687
Accumulated Depreciation	1,073
Year Acquired	2002
Year Built	1998
Senior housing and care facilities [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,060
Initial Cost of Buildings & Improvements	11,440
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,060
Carrying Amount of Buildings and Improvements	11,440
Accumulated Depreciation	1,931
Year Acquired	2004
Year Built	1998
Senior housing and care facilities [Member] | Richmond, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,211
Initial Cost of Buildings & Improvements	2,889
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,211
Carrying Amount of Buildings and Improvements	2,889
Accumulated Depreciation	897
Year Acquired	2003
Year Built	1995
Senior housing and care facilities [Member] | Richmond, VA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	12,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	12,640
Accumulated Depreciation	1,349
Year Acquired	2007
Year Built	1969
Senior housing and care facilities [Member] | Ridgeland, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	520
Initial Cost of Buildings & Improvements	7,675
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	520
Carrying Amount of Buildings and Improvements	7,675
Accumulated Depreciation	1,521
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | Ridgely, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	5,700
Cost Capitalized Subsequent to Acquisition	97
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	5,797
Accumulated Depreciation	1,534
Year Acquired	2001
Year Built	1990
Senior housing and care facilities [Member] | Ringgold, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	30
Initial Cost of Buildings & Improvements	4,174
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	30
Carrying Amount of Buildings and Improvements	4,174
Accumulated Depreciation	705
Year Acquired	2005
Year Built	1984
Senior housing and care facilities [Member] | Rockledge, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	4,117
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	4,117
Accumulated Depreciation	1,390
Year Acquired	2001
Year Built	1970
Senior housing and care facilities [Member] | Rockwood, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	7,116
Cost Capitalized Subsequent to Acquisition	741
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	7,857
Accumulated Depreciation	2,082
Year Acquired	2001
Year Built	1979
Senior housing and care facilities [Member] | Rocky Hill, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,460
Initial Cost of Buildings & Improvements	7,040
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,460
Carrying Amount of Buildings and Improvements	7,040
Accumulated Depreciation	1,857
Year Acquired	2002
Year Built	1998
Senior housing and care facilities [Member] | Rocky Hill, CT 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,090
Initial Cost of Buildings & Improvements	6,710
Cost Capitalized Subsequent to Acquisition	1,500
Carrying Amount of Land	1,090
Carrying Amount of Buildings and Improvements	8,210
Accumulated Depreciation	1,403
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Rogersville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	350
Initial Cost of Buildings & Improvements	3,278
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	350
Carrying Amount of Buildings and Improvements	3,278
Accumulated Depreciation	822
Year Acquired	2003
Year Built	1980
Senior housing and care facilities [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,280
Initial Cost of Land	6,500
Initial Cost of Buildings & Improvements	18,700
Cost Capitalized Subsequent to Acquisition	1,125
Carrying Amount of Land	6,500
Carrying Amount of Buildings and Improvements	19,825
Accumulated Depreciation	2,530
Year Acquired	2005
Year Built	1985
Senior housing and care facilities [Member] | Romeoville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	854
Initial Cost of Buildings & Improvements	12,646
Cost Capitalized Subsequent to Acquisition	58,220
Carrying Amount of Land	6,100
Carrying Amount of Buildings and Improvements	65,620
Accumulated Depreciation	1,536
Year Acquired	2006
Year Built	2010
Senior housing and care facilities [Member] | Romeoville, IL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,895
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,895
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2006
Senior housing and care facilities [Member] | Roswell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,211
Initial Cost of Land	1,107
Initial Cost of Buildings & Improvements	9,627
Cost Capitalized Subsequent to Acquisition	358
Carrying Amount of Land	1,107
Carrying Amount of Buildings and Improvements	9,985
Accumulated Depreciation	5,611
Year Acquired	1997
Year Built	1999
Senior housing and care facilities [Member] | Royal Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	980
Initial Cost of Buildings & Improvements	8,320
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	980
Carrying Amount of Buildings and Improvements	8,320
Accumulated Depreciation	1,604
Year Acquired	2004
Year Built	1984
Senior housing and care facilities [Member] | Ruston, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	130
Initial Cost of Buildings & Improvements	9,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	130
Carrying Amount of Buildings and Improvements	9,403
Accumulated Depreciation	1,407
Year Acquired	2005
Year Built	1965
Senior housing and care facilities [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,834
Initial Cost of Land	940
Initial Cost of Buildings & Improvements	14,781
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	940
Carrying Amount of Buildings and Improvements	14,781
Accumulated Depreciation	404
Year Acquired	2010
Year Built	1978
Senior housing and care facilities [Member] | Saint Simons Island, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,440
Initial Cost of Buildings & Improvements	50,060
Cost Capitalized Subsequent to Acquisition	963
Carrying Amount of Land	6,440
Carrying Amount of Buildings and Improvements	51,023
Accumulated Depreciation	3,212
Year Acquired	2008
Year Built	2007
Senior housing and care facilities [Member] | Salem, OR [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	449
Initial Cost of Buildings & Improvements	5,172
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	449
Carrying Amount of Buildings and Improvements	5,172
Accumulated Depreciation	1,727
Year Acquired	1999
Year Built	1998
Senior housing and care facilities [Member] | Salisbury, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	5,697
Cost Capitalized Subsequent to Acquisition	168
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	5,865
Accumulated Depreciation	1,187
Year Acquired	2003
Year Built	1997
Senior housing and care facilities [Member] | San Angelo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	260
Initial Cost of Buildings & Improvements	8,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	260
Carrying Amount of Buildings and Improvements	8,800
Accumulated Depreciation	1,456
Year Acquired	2004
Year Built	1997
Senior housing and care facilities [Member] | San Antonio, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,026
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	7,315
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	7,315
Accumulated Depreciation	1,817
Year Acquired	2002
Year Built	2000
Senior housing and care facilities [Member] | San Antonio, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,163
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	13,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	13,360
Accumulated Depreciation	1,386
Year Acquired	2007
Year Built	2004
Senior housing and care facilities [Member] | San Juan Capistrano, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	6,942
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	6,942
Accumulated Depreciation	1,839
Year Acquired	2000
Year Built	2001
Senior housing and care facilities [Member] | San Ramon, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,851
Initial Cost of Land	2,430
Initial Cost of Buildings & Improvements	17,488
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,430
Carrying Amount of Buildings and Improvements	17,488
Accumulated Depreciation	467
Year Acquired	2010
Year Built	1989
Senior housing and care facilities [Member] | Sarasota, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	475
Initial Cost of Buildings & Improvements	3,175
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	475
Carrying Amount of Buildings and Improvements	3,175
Accumulated Depreciation	1,326
Year Acquired	1996
Year Built	1995
Senior housing and care facilities [Member] | Sarasota, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	560
Initial Cost of Buildings & Improvements	8,474
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	560
Carrying Amount of Buildings and Improvements	8,474
Accumulated Depreciation	2,703
Year Acquired	1999
Year Built	2000
Senior housing and care facilities [Member] | Sarasota, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	3,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	3,400
Accumulated Depreciation	713
Year Acquired	2004
Year Built	1982
Senior housing and care facilities [Member] | Scituate, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,740
Initial Cost of Buildings & Improvements	10,640
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,740
Carrying Amount of Buildings and Improvements	10,640
Accumulated Depreciation	1,484
Year Acquired	2005
Year Built	1976
Senior housing and care facilities [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	3,890
Cost Capitalized Subsequent to Acquisition	710
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	4,600
Accumulated Depreciation	291
Year Acquired	2008
Year Built	1999
Senior housing and care facilities [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,921
Initial Cost of Land	5,190
Initial Cost of Buildings & Improvements	9,350
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,190
Carrying Amount of Buildings and Improvements	9,350
Accumulated Depreciation	389
Year Acquired	2010
Year Built	1962
Senior housing and care facilities [Member] | Seattle, WA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,040
Initial Cost of Land	3,420
Initial Cost of Buildings & Improvements	15,555
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,420
Carrying Amount of Buildings and Improvements	15,555
Accumulated Depreciation	444
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Seattle, WA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,548
Initial Cost of Land	2,630
Initial Cost of Buildings & Improvements	10,257
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,630
Carrying Amount of Buildings and Improvements	10,257
Accumulated Depreciation	328
Year Acquired	2010
Year Built	2003
Senior housing and care facilities [Member] | Seattle, WA 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,655
Initial Cost of Land	10,670
Initial Cost of Buildings & Improvements	37,291
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	10,670
Carrying Amount of Buildings and Improvements	37,291
Accumulated Depreciation	919
Year Acquired	2010
Year Built	2005
Senior housing and care facilities [Member] | Selbyville, DE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	25,912
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	25,912
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2008
Senior housing and care facilities [Member] | Seven Fields, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	484
Initial Cost of Buildings & Improvements	4,663
Cost Capitalized Subsequent to Acquisition	59
Carrying Amount of Land	484
Carrying Amount of Buildings and Improvements	4,722
Accumulated Depreciation	1,585
Year Acquired	1999
Year Built	1999
Senior housing and care facilities [Member] | Seville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	230
Initial Cost of Buildings & Improvements	1,770
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	230
Carrying Amount of Buildings and Improvements	1,770
Accumulated Depreciation	387
Year Acquired	2005
Year Built	1981
Senior housing and care facilities [Member] | Shawnee, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	574
Year Acquired	1996
Year Built	1995
Senior housing and care facilities [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	5,320
Cost Capitalized Subsequent to Acquisition	3,774
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	9,094
Accumulated Depreciation	663
Year Acquired	2006
Year Built	2006
Senior housing and care facilities [Member] | Shelby, MS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	60
Initial Cost of Buildings & Improvements	5,340
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	60
Carrying Amount of Buildings and Improvements	5,340
Accumulated Depreciation	991
Year Acquired	2004
Year Built	1979
Senior housing and care facilities [Member] | Shelbyville, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	630
Initial Cost of Buildings & Improvements	3,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	630
Carrying Amount of Buildings and Improvements	3,870
Accumulated Depreciation	630
Year Acquired	2005
Year Built	1965
Senior housing and care facilities [Member] | Sherman, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	5,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	5,221
Accumulated Depreciation	565
Year Acquired	2005
Year Built	2006
Senior housing and care facilities [Member] | Shrewsbury, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,120
Initial Cost of Buildings & Improvements	38,116
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,120
Carrying Amount of Buildings and Improvements	38,116
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Silvis, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	880
Initial Cost of Buildings & Improvements	16,420
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	880
Carrying Amount of Buildings and Improvements	16,420
Accumulated Depreciation	147
Year Acquired	2010
Year Built	2005
Senior housing and care facilities [Member] | Smithfield, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	290
Initial Cost of Buildings & Improvements	5,680
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	290
Carrying Amount of Buildings and Improvements	5,680
Accumulated Depreciation	1,169
Year Acquired	2003
Year Built	1998
Senior housing and care facilities [Member] | Sonoma, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,400
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	18,400
Cost Capitalized Subsequent to Acquisition	869
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	19,269
Accumulated Depreciation	2,467
Year Acquired	2005
Year Built	1988
Senior housing and care facilities [Member] | South Boston, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	385
Initial Cost of Buildings & Improvements	2,002
Cost Capitalized Subsequent to Acquisition	5,218
Carrying Amount of Land	385
Carrying Amount of Buildings and Improvements	7,220
Accumulated Depreciation	2,460
Year Acquired	1995
Year Built	1961
Senior housing and care facilities [Member] | South Pittsburg, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	430
Initial Cost of Buildings & Improvements	5,628
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	430
Carrying Amount of Buildings and Improvements	5,628
Accumulated Depreciation	1,193
Year Acquired	2004
Year Built	1979
Senior housing and care facilities [Member] | Sparks, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	46,526
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	46,526
Accumulated Depreciation	1,789
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Spartanburg, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,350
Initial Cost of Buildings & Improvements	15,750
Cost Capitalized Subsequent to Acquisition	9,028
Carrying Amount of Land	3,350
Carrying Amount of Buildings and Improvements	24,778
Accumulated Depreciation	2,498
Year Acquired	2005
Year Built	1997
Senior housing and care facilities [Member] | Spring City, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	6,085
Cost Capitalized Subsequent to Acquisition	2,579
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	8,664
Accumulated Depreciation	2,179
Year Acquired	2001
Year Built	1987
Senior housing and care facilities [Member] | St. Charles, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	990
Initial Cost of Buildings & Improvements	15,265
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	990
Carrying Amount of Buildings and Improvements	15,265
Accumulated Depreciation	647
Year Acquired	2006
Year Built	2009
Senior housing and care facilities [Member] | St. Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	750
Initial Cost of Buildings & Improvements	6,030
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	750
Carrying Amount of Buildings and Improvements	6,030
Accumulated Depreciation	1,436
Year Acquired	1995
Year Built	1994
Senior housing and care facilities [Member] | St. Louis, MO 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,890
Initial Cost of Buildings & Improvements	14,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,890
Carrying Amount of Buildings and Improvements	14,430
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1963
Senior housing and care facilities [Member] | Stanwood, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,501
Initial Cost of Land	2,260
Initial Cost of Buildings & Improvements	28,474
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,260
Carrying Amount of Buildings and Improvements	28,474
Accumulated Depreciation	689
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Starke, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	120
Initial Cost of Buildings & Improvements	10,180
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	120
Carrying Amount of Buildings and Improvements	10,180
Accumulated Depreciation	1,903
Year Acquired	2004
Year Built	1990
Senior housing and care facilities [Member] | Statesville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	150
Initial Cost of Buildings & Improvements	1,447
Cost Capitalized Subsequent to Acquisition	266
Carrying Amount of Land	150
Carrying Amount of Buildings and Improvements	1,713
Accumulated Depreciation	376
Year Acquired	2003
Year Built	1990
Senior housing and care facilities [Member] | Statesville, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	6,183
Cost Capitalized Subsequent to Acquisition	8
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	6,191
Accumulated Depreciation	1,228
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Statesville, NC 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	140
Initial Cost of Buildings & Improvements	3,627
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	140
Carrying Amount of Buildings and Improvements	3,627
Accumulated Depreciation	746
Year Acquired	2003
Year Built	1999
Senior housing and care facilities [Member] | Staunton, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	11,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	11,090
Accumulated Depreciation	1,196
Year Acquired	2007
Year Built	1959
Senior housing and care facilities [Member] | Stillwater, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	1,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	1,400
Accumulated Depreciation	577
Year Acquired	1995
Year Built	1995
Senior housing and care facilities [Member] | Stockton, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,773
Initial Cost of Land	2,280
Initial Cost of Buildings & Improvements	5,983
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,280
Carrying Amount of Buildings and Improvements	5,983
Accumulated Depreciation	254
Year Acquired	2010
Year Built	1988
Senior housing and care facilities [Member] | Stuart, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	390
Initial Cost of Buildings & Improvements	8,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	390
Carrying Amount of Buildings and Improvements	8,110
Accumulated Depreciation	1,503
Year Acquired	2004
Year Built	1985
Senior housing and care facilities [Member] | Swanton, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,132
Year Acquired	2004
Year Built	1950
Senior housing and care facilities [Member] | Tampa, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	830
Initial Cost of Buildings & Improvements	6,370
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	830
Carrying Amount of Buildings and Improvements	6,370
Accumulated Depreciation	1,470
Year Acquired	2004
Year Built	1968
Senior housing and care facilities [Member] | Texarkana, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	192
Initial Cost of Buildings & Improvements	1,403
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	192
Carrying Amount of Buildings and Improvements	1,403
Accumulated Depreciation	552
Year Acquired	1996
Year Built	1996
Senior housing and care facilities [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	16,896
Initial Cost of Land	2,040
Initial Cost of Buildings & Improvements	47,129
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,040
Carrying Amount of Buildings and Improvements	47,129
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1985
Senior housing and care facilities [Member] | Toms River, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	34,627
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	34,627
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2005
Senior housing and care facilities [Member] | Torrington, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	1,261
Cost Capitalized Subsequent to Acquisition	1,274
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,535
Accumulated Depreciation	767
Year Acquired	2004
Year Built	1966
Senior housing and care facilities [Member] | Troy, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	2,000
Cost Capitalized Subsequent to Acquisition	4,254
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	6,254
Accumulated Depreciation	832
Year Acquired	1997
Year Built	1997
Senior housing and care facilities [Member] | Troy, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	470
Initial Cost of Buildings & Improvements	16,730
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	470
Carrying Amount of Buildings and Improvements	16,730
Accumulated Depreciation	2,862
Year Acquired	2004
Year Built	1971
Senior housing and care facilities [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	930
Initial Cost of Buildings & Improvements	13,399
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	930
Carrying Amount of Buildings and Improvements	13,399
Accumulated Depreciation	1,923
Year Acquired	2005
Year Built	1985
Senior housing and care facilities [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,390
Initial Cost of Buildings & Improvements	7,110
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,390
Carrying Amount of Buildings and Improvements	7,110
Accumulated Depreciation	127
Year Acquired	2010
Year Built	1998
Senior housing and care facilities [Member] | Tulsa, OK 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,579
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	21,285
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	21,285
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1986
Senior housing and care facilities [Member] | Tulsa, OK 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,598
Initial Cost of Land	1,500
Initial Cost of Buildings & Improvements	20,861
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,500
Carrying Amount of Buildings and Improvements	20,861
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1984
Senior housing and care facilities [Member] | Twin Falls, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	550
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	550
Carrying Amount of Buildings and Improvements	14,740
Accumulated Depreciation	3,557
Year Acquired	2002
Year Built	1991
Senior housing and care facilities [Member] | Tyler, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,268
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,268
Accumulated Depreciation	511
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Uhrichsville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	24
Initial Cost of Buildings & Improvements	6,716
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	24
Carrying Amount of Buildings and Improvements	6,716
Accumulated Depreciation	925
Year Acquired	2006
Year Built	1977
Senior housing and care facilities [Member] | Vacaville, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	14,683
Initial Cost of Land	900
Initial Cost of Buildings & Improvements	17,100
Cost Capitalized Subsequent to Acquisition	1,127
Carrying Amount of Land	900
Carrying Amount of Buildings and Improvements	18,227
Accumulated Depreciation	2,312
Year Acquired	2005
Year Built	1986
Senior housing and care facilities [Member] | Vallejo, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	22,409
Initial Cost of Land	4,000
Initial Cost of Buildings & Improvements	18,000
Cost Capitalized Subsequent to Acquisition	1,341
Carrying Amount of Land	4,000
Carrying Amount of Buildings and Improvements	19,341
Accumulated Depreciation	2,428
Year Acquired	2005
Year Built	1989
Senior housing and care facilities [Member] | Vallejo, CA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,330
Initial Cost of Buildings & Improvements	15,407
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,330
Carrying Amount of Buildings and Improvements	15,407
Accumulated Depreciation	444
Year Acquired	2010
Year Built	1990
Senior housing and care facilities [Member] | Valparaiso, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	2,558
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	2,558
Accumulated Depreciation	688
Year Acquired	2001
Year Built	1998
Senior housing and care facilities [Member] | Valparaiso, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	108
Initial Cost of Buildings & Improvements	2,962
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	108
Carrying Amount of Buildings and Improvements	2,962
Accumulated Depreciation	780
Year Acquired	2001
Year Built	1999
Senior housing and care facilities [Member] | Vancouver, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,000
Initial Cost of Land	1,820
Initial Cost of Buildings & Improvements	19,042
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,820
Carrying Amount of Buildings and Improvements	19,042
Accumulated Depreciation	484
Year Acquired	2010
Year Built	2006
Senior housing and care facilities [Member] | Venice, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	500
Initial Cost of Buildings & Improvements	6,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	500
Carrying Amount of Buildings and Improvements	6,000
Accumulated Depreciation	1,108
Year Acquired	2004
Year Built	1987
Senior housing and care facilities [Member] | Venice, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,150
Initial Cost of Buildings & Improvements	10,674
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,150
Carrying Amount of Buildings and Improvements	10,674
Accumulated Depreciation	302
Year Acquired	2008
Year Built	2009
Senior housing and care facilities [Member] | Vero Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	263
Initial Cost of Buildings & Improvements	3,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	263
Carrying Amount of Buildings and Improvements	3,187
Accumulated Depreciation	830
Year Acquired	2001
Year Built	1999
Senior housing and care facilities [Member] | Vero Beach, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	297
Initial Cost of Buildings & Improvements	3,263
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	297
Carrying Amount of Buildings and Improvements	3,263
Accumulated Depreciation	858
Year Acquired	2001
Year Built	1996
Senior housing and care facilities [Member] | Vero Beach, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,930
Initial Cost of Buildings & Improvements	40,070
Cost Capitalized Subsequent to Acquisition	3,202
Carrying Amount of Land	2,930
Carrying Amount of Buildings and Improvements	43,272
Accumulated Depreciation	3,677
Year Acquired	2007
Year Built	2003
Senior housing and care facilities [Member] | W. Hartford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,650
Initial Cost of Buildings & Improvements	5,980
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,650
Carrying Amount of Buildings and Improvements	5,980
Accumulated Depreciation	1,146
Year Acquired	2004
Year Built	1905
Senior housing and care facilities [Member] | Wake Forest, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	200
Initial Cost of Buildings & Improvements	3,003
Cost Capitalized Subsequent to Acquisition	1,742
Carrying Amount of Land	200
Carrying Amount of Buildings and Improvements	4,745
Accumulated Depreciation	1,417
Year Acquired	1998
Year Built	1999
Senior housing and care facilities [Member] | Wareham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	875
Initial Cost of Buildings & Improvements	10,313
Cost Capitalized Subsequent to Acquisition	1,701
Carrying Amount of Land	875
Carrying Amount of Buildings and Improvements	12,014
Accumulated Depreciation	2,917
Year Acquired	2002
Year Built	1989
Senior housing and care facilities [Member] | Warren, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	3,810
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	3,810
Accumulated Depreciation	660
Year Acquired	2005
Year Built	1973
Senior housing and care facilities [Member] | Waterbury, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	370
Initial Cost of Buildings & Improvements	2,166
Cost Capitalized Subsequent to Acquisition	1,859
Carrying Amount of Land	370
Carrying Amount of Buildings and Improvements	4,025
Accumulated Depreciation	1,085
Year Acquired	2006
Year Built	1972
Senior housing and care facilities [Member] | Waterford, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	12,540
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	12,540
Accumulated Depreciation	3,043
Year Acquired	2002
Year Built	2000
Senior housing and care facilities [Member] | Waukesha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,100
Initial Cost of Buildings & Improvements	14,910
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,100
Carrying Amount of Buildings and Improvements	14,910
Accumulated Depreciation	402
Year Acquired	2008
Year Built	2009
Senior housing and care facilities [Member] | Waxahachie, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	650
Initial Cost of Buildings & Improvements	5,763
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	650
Carrying Amount of Buildings and Improvements	5,763
Accumulated Depreciation	410
Year Acquired	2007
Year Built	2008
Senior housing and care facilities [Member] | Weatherford, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	660
Initial Cost of Buildings & Improvements	5,261
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	660
Carrying Amount of Buildings and Improvements	5,261
Accumulated Depreciation	514
Year Acquired	2006
Year Built	2007
Senior housing and care facilities [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,713
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	5,940
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	5,940
Accumulated Depreciation	1,470
Year Acquired	2002
Year Built	2000
Senior housing and care facilities [Member] | West Haven, CT [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	580
Initial Cost of Buildings & Improvements	1,620
Cost Capitalized Subsequent to Acquisition	1,529
Carrying Amount of Land	580
Carrying Amount of Buildings and Improvements	3,149
Accumulated Depreciation	1,019
Year Acquired	2004
Year Built	1971
Senior housing and care facilities [Member] | West Worthington, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	510
Initial Cost of Buildings & Improvements	5,090
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	510
Carrying Amount of Buildings and Improvements	5,090
Accumulated Depreciation	733
Year Acquired	2006
Year Built	1980
Senior housing and care facilities [Member] | Westerville, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	740
Initial Cost of Buildings & Improvements	8,287
Cost Capitalized Subsequent to Acquisition	2,736
Carrying Amount of Land	740
Carrying Amount of Buildings and Improvements	11,023
Accumulated Depreciation	5,344
Year Acquired	1998
Year Built	2001
Senior housing and care facilities [Member] | Westlake, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,330
Initial Cost of Buildings & Improvements	17,926
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,330
Carrying Amount of Buildings and Improvements	17,926
Accumulated Depreciation	4,559
Year Acquired	2001
Year Built	1985
Senior housing and care facilities [Member] | Westlake, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	571
Initial Cost of Buildings & Improvements	5,411
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	571
Carrying Amount of Buildings and Improvements	5,411
Accumulated Depreciation	2,121
Year Acquired	1998
Year Built	1957
Senior housing and care facilities [Member] | Westmoreland, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	330
Initial Cost of Buildings & Improvements	1,822
Cost Capitalized Subsequent to Acquisition	2,634
Carrying Amount of Land	330
Carrying Amount of Buildings and Improvements	4,456
Accumulated Depreciation	1,218
Year Acquired	2001
Year Built	1994
Senior housing and care facilities [Member] | White Hall, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	50
Initial Cost of Buildings & Improvements	5,550
Cost Capitalized Subsequent to Acquisition	670
Carrying Amount of Land	50
Carrying Amount of Buildings and Improvements	6,220
Accumulated Depreciation	3,316
Year Acquired	2002
Year Built	1971
Senior housing and care facilities [Member] | White Lake, MI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,145
Initial Cost of Land	2,920
Initial Cost of Buildings & Improvements	20,179
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,920
Carrying Amount of Buildings and Improvements	20,179
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2000
Senior housing and care facilities [Member] | Whitemarsh, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,310
Initial Cost of Buildings & Improvements	6,190
Cost Capitalized Subsequent to Acquisition	1,702
Carrying Amount of Land	2,310
Carrying Amount of Buildings and Improvements	7,892
Accumulated Depreciation	1,236
Year Acquired	2005
Year Built	1967
Senior housing and care facilities [Member] | Whittier, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,295
Initial Cost of Land	4,470
Initial Cost of Buildings & Improvements	22,151
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,470
Carrying Amount of Buildings and Improvements	22,151
Accumulated Depreciation	596
Year Acquired	2010
Year Built	1988
Senior housing and care facilities [Member] | Wichita, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	11,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	11,000
Accumulated Depreciation	1,289
Year Acquired	2006
Year Built	1997
Senior housing and care facilities [Member] | Williamsburg, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,360
Initial Cost of Buildings & Improvements	7,440
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,360
Carrying Amount of Buildings and Improvements	7,440
Accumulated Depreciation	805
Year Acquired	2007
Year Built	1970
Senior housing and care facilities [Member] | Williamstown, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	70
Initial Cost of Buildings & Improvements	6,430
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	70
Carrying Amount of Buildings and Improvements	6,430
Accumulated Depreciation	1,044
Year Acquired	2005
Year Built	1987
Senior housing and care facilities [Member] | Wilmington, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	210
Initial Cost of Buildings & Improvements	2,991
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	210
Carrying Amount of Buildings and Improvements	2,991
Accumulated Depreciation	990
Year Acquired	1999
Year Built	1999
Senior housing and care facilities [Member] | Winchester, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	1,510
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	1,510
Accumulated Depreciation	112
Year Acquired	2008
Year Built	1964
Senior housing and care facilities [Member] | Winston-Salem, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	360
Initial Cost of Buildings & Improvements	2,514
Cost Capitalized Subsequent to Acquisition	459
Carrying Amount of Land	360
Carrying Amount of Buildings and Improvements	2,973
Accumulated Depreciation	630
Year Acquired	2003
Year Built	1996
Senior housing and care facilities [Member] | Winston-Salem, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,700
Initial Cost of Buildings & Improvements	13,550
Cost Capitalized Subsequent to Acquisition	13,154
Carrying Amount of Land	5,700
Carrying Amount of Buildings and Improvements	26,704
Accumulated Depreciation	2,730
Year Acquired	2005
Year Built	1997
Senior housing and care facilities [Member] | Woodbridge, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	680
Initial Cost of Buildings & Improvements	4,423
Cost Capitalized Subsequent to Acquisition	330
Carrying Amount of Land	680
Carrying Amount of Buildings and Improvements	4,753
Accumulated Depreciation	1,155
Year Acquired	2002
Year Built	1977
Senior housing and care facilities [Member] | Worcester, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,500
Initial Cost of Buildings & Improvements	54,099
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,500
Carrying Amount of Buildings and Improvements	54,099
Accumulated Depreciation	1,448
Year Acquired	2007
Year Built	2009
Senior housing and care facilities [Member] | Worcester, MA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,300
Initial Cost of Buildings & Improvements	9,060
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,300
Carrying Amount of Buildings and Improvements	9,060
Accumulated Depreciation	576
Year Acquired	2008
Year Built	1993
Senior housing and care facilities [Member] | Zionsville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,610
Initial Cost of Buildings & Improvements	22,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,610
Carrying Amount of Buildings and Improvements	22,400
Accumulated Depreciation	148
Year Acquired	2010
Year Built	2009
Medical facilities [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	463,478
Initial Cost of Land	232,281
Initial Cost of Buildings & Improvements	2,486,537
Cost Capitalized Subsequent to Acquisition	90,758
Carrying Amount of Land	242,742
Carrying Amount of Buildings and Improvements	2,566,834
Accumulated Depreciation	237,690
Medical facilities [Member] | Akron, OH 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	300
Initial Cost of Buildings & Improvements	20,200
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	300
Carrying Amount of Buildings and Improvements	20,200
Accumulated Depreciation	528
Year Acquired	2009
Year Built	2008
Medical facilities [Member] | Amarillo, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	72
Initial Cost of Buildings & Improvements	11,928
Cost Capitalized Subsequent to Acquisition	1,400
Carrying Amount of Land	72
Carrying Amount of Buildings and Improvements	13,328
Accumulated Depreciation	1,793
Year Acquired	2005
Year Built	1986
Medical facilities [Member] | Arcadia, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,154
Initial Cost of Land	5,408
Initial Cost of Buildings & Improvements	23,219
Cost Capitalized Subsequent to Acquisition	1,082
Carrying Amount of Land	5,618
Carrying Amount of Buildings and Improvements	24,091
Accumulated Depreciation	3,567
Year Acquired	2006
Year Built	1984
Medical facilities [Member] | Atlanta, GA 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,931
Initial Cost of Buildings & Improvements	18,720
Cost Capitalized Subsequent to Acquisition	1,481
Carrying Amount of Land	5,293
Carrying Amount of Buildings and Improvements	19,839
Accumulated Depreciation	3,691
Year Acquired	2006
Year Built	1992
Medical facilities [Member] | Austell, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,223
Initial Cost of Buildings & Improvements	7,982
Cost Capitalized Subsequent to Acquisition	59
Carrying Amount of Land	2,223
Carrying Amount of Buildings and Improvements	8,041
Accumulated Depreciation	2,048
Year Acquired	2006
Year Built	1999
Medical facilities [Member] | Bartlett, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,498
Initial Cost of Land	187
Initial Cost of Buildings & Improvements	15,015
Cost Capitalized Subsequent to Acquisition	657
Carrying Amount of Land	187
Carrying Amount of Buildings and Improvements	15,672
Accumulated Depreciation	2,205
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Boynton Beach, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,225
Initial Cost of Land	214
Initial Cost of Buildings & Improvements	6,574
Cost Capitalized Subsequent to Acquisition	206
Carrying Amount of Land	214
Carrying Amount of Buildings and Improvements	6,780
Accumulated Depreciation	978
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Boynton Beach, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,603
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,692
Cost Capitalized Subsequent to Acquisition	188
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	7,880
Accumulated Depreciation	1,620
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Boynton Beach, FL 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,129
Initial Cost of Land	2,048
Initial Cost of Buildings & Improvements	7,403
Cost Capitalized Subsequent to Acquisition	645
Carrying Amount of Land	2,048
Carrying Amount of Buildings and Improvements	8,048
Accumulated Depreciation	1,169
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Boynton Beach, FL 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,164
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	11,235
Cost Capitalized Subsequent to Acquisition	458
Carrying Amount of Land	117
Carrying Amount of Buildings and Improvements	11,685
Accumulated Depreciation	1,624
Year Acquired	2007
Year Built	1996
Medical facilities [Member] | Boardman, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,200
Initial Cost of Buildings & Improvements	12,800
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,200
Carrying Amount of Buildings and Improvements	12,800
Accumulated Depreciation	862
Year Acquired	2008
Year Built	2008
Medical facilities [Member] | Boardman, OH 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	80
Initial Cost of Buildings & Improvements	13,619
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	80
Carrying Amount of Buildings and Improvements	13,619
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2007
Medical facilities [Member] | Bellaire, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,551
Initial Cost of Buildings & Improvements	45,900
Cost Capitalized Subsequent to Acquisition	205
Carrying Amount of Land	4,551
Carrying Amount of Buildings and Improvements	46,105
Accumulated Depreciation	5,270
Year Acquired	2006
Year Built	2005
Medical facilities [Member] | Bellaire, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,972
Initial Cost of Buildings & Improvements	33,445
Cost Capitalized Subsequent to Acquisition	1,238
Carrying Amount of Land	2,972
Carrying Amount of Buildings and Improvements	34,683
Accumulated Depreciation	4,462
Year Acquired	2006
Year Built	2005
Medical facilities [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	651
Initial Cost of Buildings & Improvements	39,552
Cost Capitalized Subsequent to Acquisition	1,157
Carrying Amount of Land	651
Carrying Amount of Buildings and Improvements	40,709
Accumulated Depreciation	6,014
Year Acquired	2006
Year Built	1971
Medical facilities [Member] | Bowling Green, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,800
Initial Cost of Buildings & Improvements	26,700
Cost Capitalized Subsequent to Acquisition	45
Carrying Amount of Land	3,800
Carrying Amount of Buildings and Improvements	26,745
Accumulated Depreciation	1,726
Year Acquired	2008
Year Built	1992
Medical facilities [Member] | Bellingham, MA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	9,270
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	9,270
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2010
Medical facilities [Member] | Bellevue, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,500
Initial Cost of Buildings & Improvements	99,186
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,500
Carrying Amount of Buildings and Improvements	99,186
Accumulated Depreciation	1,465
Year Acquired	2008
Year Built	2010
Medical facilities [Member] | Bellevue, NE 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,833
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,833
Accumulated Depreciation	239
Year Acquired	2010
Year Built	2010
Medical facilities [Member] | Boca Raton, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	13,809
Initial Cost of Land	109
Initial Cost of Buildings & Improvements	34,002
Cost Capitalized Subsequent to Acquisition	934
Carrying Amount of Land	124
Carrying Amount of Buildings and Improvements	34,921
Accumulated Depreciation	5,075
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,972
Initial Cost of Land	450
Initial Cost of Buildings & Improvements	21,221
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	450
Carrying Amount of Buildings and Improvements	21,221
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2006
Medical facilities [Member] | Cedar Grove, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	113
Initial Cost of Buildings & Improvements	618
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	113
Carrying Amount of Buildings and Improvements	618
Accumulated Depreciation	19
Year Acquired	2010
Year Built	1986
Medical facilities [Member] | Clarkson Valley, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	35,592
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	35,592
Accumulated Depreciation	568
Year Acquired	2009
Year Built	2010
Medical facilities [Member] | Claremore, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,357
Initial Cost of Land	132
Initial Cost of Buildings & Improvements	12,829
Cost Capitalized Subsequent to Acquisition	270
Carrying Amount of Land	132
Carrying Amount of Buildings and Improvements	13,099
Accumulated Depreciation	1,811
Year Acquired	2007
Year Built	2005
Medical facilities [Member] | Corpus Christi, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	77
Initial Cost of Buildings & Improvements	3,923
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	77
Carrying Amount of Buildings and Improvements	3,923
Accumulated Depreciation	653
Year Acquired	2005
Year Built	1968
Medical facilities [Member] | Coral Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,598
Initial Cost of Buildings & Improvements	10,627
Cost Capitalized Subsequent to Acquisition	541
Carrying Amount of Land	1,635
Carrying Amount of Buildings and Improvements	11,131
Accumulated Depreciation	1,967
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Covington, KY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,290
Initial Cost of Buildings & Improvements	8,093
Cost Capitalized Subsequent to Acquisition	1,150
Carrying Amount of Land	1,290
Carrying Amount of Buildings and Improvements	9,243
Accumulated Depreciation	261
Year Acquired	2008
Year Built	2009
Medical facilities [Member] | Dallas, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	15,533
Initial Cost of Land	137
Initial Cost of Buildings & Improvements	28,690
Cost Capitalized Subsequent to Acquisition	257
Carrying Amount of Land	137
Carrying Amount of Buildings and Improvements	28,947
Accumulated Depreciation	4,174
Year Acquired	2006
Year Built	1995
Medical facilities [Member] | Denton, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,327
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	19,407
Cost Capitalized Subsequent to Acquisition	395
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	19,802
Accumulated Depreciation	2,180
Year Acquired	2007
Year Built	2005
Medical facilities [Member] | Delray Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,882
Initial Cost of Buildings & Improvements	34,767
Cost Capitalized Subsequent to Acquisition	3,333
Carrying Amount of Land	1,941
Carrying Amount of Buildings and Improvements	38,041
Accumulated Depreciation	6,299
Year Acquired	2006
Year Built	1985
Medical facilities [Member] | Durham, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,814
Initial Cost of Buildings & Improvements	10,825
Cost Capitalized Subsequent to Acquisition	1,838
Carrying Amount of Land	7,007
Carrying Amount of Buildings and Improvements	12,470
Accumulated Depreciation	3,451
Year Acquired	2006
Year Built	1980
Medical facilities [Member] | Durham, NC 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	157
Carrying Amount of Land	13
Carrying Amount of Buildings and Improvements	144
Accumulated Depreciation	52
Year Acquired	2006
Year Built	1980
Medical facilities [Member] | Edina, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,033
Initial Cost of Land	310
Initial Cost of Buildings & Improvements	15,132
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	310
Carrying Amount of Buildings and Improvements	15,132
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2003
Medical facilities [Member] | El Paso, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	112
Initial Cost of Buildings & Improvements	15,888
Cost Capitalized Subsequent to Acquisition	44
Carrying Amount of Land	112
Carrying Amount of Buildings and Improvements	15,932
Accumulated Depreciation	2,259
Year Acquired	2005
Year Built	1994
Medical facilities [Member] | El Paso, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,405
Initial Cost of Land	677
Initial Cost of Buildings & Improvements	17,075
Cost Capitalized Subsequent to Acquisition	516
Carrying Amount of Land	677
Carrying Amount of Buildings and Improvements	17,591
Accumulated Depreciation	2,794
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | El Paso, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,400
Initial Cost of Buildings & Improvements	32,800
Cost Capitalized Subsequent to Acquisition	424
Carrying Amount of Land	2,400
Carrying Amount of Buildings and Improvements	33,224
Accumulated Depreciation	2,886
Year Acquired	2008
Year Built	2003
Medical facilities [Member] | El Paso, TX 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	6,700
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	6,700
Accumulated Depreciation	511
Year Acquired	2008
Year Built	2003
Medical facilities [Member] | Fayetteville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,327
Initial Cost of Land	959
Initial Cost of Buildings & Improvements	7,540
Cost Capitalized Subsequent to Acquisition	388
Carrying Amount of Land	959
Carrying Amount of Buildings and Improvements	7,928
Accumulated Depreciation	1,282
Year Acquired	2006
Year Built	1999
Medical facilities [Member] | Fresno, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,500
Initial Cost of Buildings & Improvements	35,800
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	2,500
Carrying Amount of Buildings and Improvements	35,873
Accumulated Depreciation	2,314
Year Acquired	2008
Year Built	1991
Medical facilities [Member] | Franklin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,338
Initial Cost of Buildings & Improvements	12,138
Cost Capitalized Subsequent to Acquisition	267
Carrying Amount of Land	2,338
Carrying Amount of Buildings and Improvements	12,405
Accumulated Depreciation	1,933
Year Acquired	2007
Year Built	1988
Medical facilities [Member] | Franklin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,122
Initial Cost of Land	6,872
Initial Cost of Buildings & Improvements	7,550
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,872
Carrying Amount of Buildings and Improvements	7,550
Accumulated Depreciation	242
Year Acquired	2010
Year Built	1984
Medical facilities [Member] | Frisco, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,253
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	48
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,683
Accumulated Depreciation	2,458
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Frisco, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,309
Cost Capitalized Subsequent to Acquisition	1,023
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,332
Accumulated Depreciation	2,185
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Fort Wayne, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	170
Initial Cost of Buildings & Improvements	8,232
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	170
Carrying Amount of Buildings and Improvements	8,232
Accumulated Depreciation	722
Year Acquired	2006
Year Built	2006
Medical facilities [Member] | Green Bay, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,223
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	14,891
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	14,891
Accumulated Depreciation	422
Year Acquired	2010
Year Built	2002
Medical facilities [Member] | Green Bay, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	31,794
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	31,794
Accumulated Depreciation	1,010
Year Acquired	2010
Year Built	2002
Medical facilities [Member] | Glendale, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,311
Initial Cost of Land	37
Initial Cost of Buildings & Improvements	18,398
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	37
Carrying Amount of Buildings and Improvements	18,398
Accumulated Depreciation	2,421
Year Acquired	2007
Year Built	2002
Medical facilities [Member] | Gallatin, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	20
Initial Cost of Buildings & Improvements	19,480
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	20
Carrying Amount of Buildings and Improvements	19,480
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1997
Medical facilities [Member] | Greeley, CO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	877
Initial Cost of Buildings & Improvements	6,707
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	877
Carrying Amount of Buildings and Improvements	6,707
Accumulated Depreciation	1,031
Year Acquired	2007
Year Built	1997
Medical facilities [Member] | Germantown, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,049
Initial Cost of Buildings & Improvements	12,456
Cost Capitalized Subsequent to Acquisition	561
Carrying Amount of Land	3,049
Carrying Amount of Buildings and Improvements	13,017
Accumulated Depreciation	1,808
Year Acquired	2006
Year Built	2002
Medical facilities [Member] | Greeneville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	970
Initial Cost of Buildings & Improvements	10,032
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	970
Carrying Amount of Buildings and Improvements	10,032
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2005
Medical facilities [Member] | Jupiter, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,255
Initial Cost of Land	2,252
Initial Cost of Buildings & Improvements	11,415
Cost Capitalized Subsequent to Acquisition	69
Carrying Amount of Land	2,252
Carrying Amount of Buildings and Improvements	11,484
Accumulated Depreciation	1,952
Year Acquired	2006
Year Built	2001
Medical facilities [Member] | Jupiter, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	4,518
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	5,858
Cost Capitalized Subsequent to Acquisition	2,868
Carrying Amount of Land	2,825
Carrying Amount of Buildings and Improvements	5,901
Accumulated Depreciation	943
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	760
Initial Cost of Buildings & Improvements	22,977
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	760
Carrying Amount of Buildings and Improvements	22,977
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2010
Medical facilities [Member] | Kenosha, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,528
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,058
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,058
Accumulated Depreciation	501
Year Acquired	2010
Year Built	1993
Medical facilities [Member] | Lafayette, LA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,928
Initial Cost of Buildings & Improvements	10,483
Cost Capitalized Subsequent to Acquisition	26
Carrying Amount of Land	1,928
Carrying Amount of Buildings and Improvements	10,509
Accumulated Depreciation	1,629
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Lenexa, KS [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,440
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	16,013
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	16,013
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2008
Medical facilities [Member] | Los Gatos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	488
Initial Cost of Buildings & Improvements	22,386
Cost Capitalized Subsequent to Acquisition	466
Carrying Amount of Land	488
Carrying Amount of Buildings and Improvements	22,852
Accumulated Depreciation	3,644
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Lakeway, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,801
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,801
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2007
Medical facilities [Member] | Lawrenceville, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,279
Initial Cost of Buildings & Improvements	10,732
Cost Capitalized Subsequent to Acquisition	49
Carrying Amount of Land	2,298
Carrying Amount of Buildings and Improvements	10,762
Accumulated Depreciation	1,706
Year Acquired	2006
Year Built	2001
Medical facilities [Member] | Lawrenceville, GA 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,054
Initial Cost of Buildings & Improvements	4,974
Cost Capitalized Subsequent to Acquisition	25
Carrying Amount of Land	1,070
Carrying Amount of Buildings and Improvements	4,983
Accumulated Depreciation	822
Year Acquired	2006
Year Built	2002
Medical facilities [Member] | Lincoln, NE [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	11,550
Initial Cost of Land	1,420
Initial Cost of Buildings & Improvements	29,692
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,420
Carrying Amount of Buildings and Improvements	29,692
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2003
Medical facilities [Member] | Loxahatchee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,340
Initial Cost of Buildings & Improvements	6,509
Cost Capitalized Subsequent to Acquisition	10
Carrying Amount of Land	1,340
Carrying Amount of Buildings and Improvements	6,519
Accumulated Depreciation	1,004
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Loxahatchee, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,708
Initial Cost of Land	1,553
Initial Cost of Buildings & Improvements	4,694
Cost Capitalized Subsequent to Acquisition	466
Carrying Amount of Land	1,562
Carrying Amount of Buildings and Improvements	5,151
Accumulated Depreciation	700
Year Acquired	2006
Year Built	1994
Medical facilities [Member] | Loxahatchee, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,637
Initial Cost of Buildings & Improvements	5,048
Cost Capitalized Subsequent to Acquisition	762
Carrying Amount of Land	1,646
Carrying Amount of Buildings and Improvements	5,801
Accumulated Depreciation	752
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Los Alamitos, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,442
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,635
Cost Capitalized Subsequent to Acquisition	158
Carrying Amount of Land	39
Carrying Amount of Buildings and Improvements	18,754
Accumulated Depreciation	2,506
Year Acquired	2007
Year Built	2003
Medical facilities [Member] | Lake St Louis, MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	240
Initial Cost of Buildings & Improvements	11,937
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	240
Carrying Amount of Buildings and Improvements	11,937
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2008
Medical facilities [Member] | Las Vegas, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,127
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	6,127
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2007
Medical facilities [Member] | Las Vegas, NV 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,734
Initial Cost of Buildings & Improvements	54,886
Cost Capitalized Subsequent to Acquisition	89
Carrying Amount of Land	6,734
Carrying Amount of Buildings and Improvements	54,975
Accumulated Depreciation	7,170
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Las Vegas, NV 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,058
Initial Cost of Land	74
Initial Cost of Buildings & Improvements	15,287
Cost Capitalized Subsequent to Acquisition	250
Carrying Amount of Land	74
Carrying Amount of Buildings and Improvements	15,537
Accumulated Depreciation	2,756
Year Acquired	2006
Year Built	2000
Medical facilities [Member] | Las Vegas, NV 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,319
Initial Cost of Buildings & Improvements	4,612
Cost Capitalized Subsequent to Acquisition	688
Carrying Amount of Land	2,319
Carrying Amount of Buildings and Improvements	5,300
Accumulated Depreciation	785
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Las Vegas, NV 4 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	3,095
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	6,921
Cost Capitalized Subsequent to Acquisition	499
Carrying Amount of Land	433
Carrying Amount of Buildings and Improvements	6,987
Accumulated Depreciation	998
Year Acquired	2007
Year Built	1997
Medical facilities [Member] | Lakewood, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	14,885
Cost Capitalized Subsequent to Acquisition	483
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	15,368
Accumulated Depreciation	2,145
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Merrillville, IN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	700
Initial Cost of Buildings & Improvements	11,699
Cost Capitalized Subsequent to Acquisition	154
Carrying Amount of Land	700
Carrying Amount of Buildings and Improvements	11,853
Accumulated Depreciation	835
Year Acquired	2007
Year Built	2008
Medical facilities [Member] | Merrillville, IN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,134
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,134
Accumulated Depreciation	1,623
Year Acquired	2008
Year Built	2006
Medical facilities [Member] | Marinette, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	8,391
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,538
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,538
Accumulated Depreciation	452
Year Acquired	2010
Year Built	2002
Medical facilities [Member] | Malabar, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,000
Initial Cost of Buildings & Improvements	12,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,000
Carrying Amount of Buildings and Improvements	12,000
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2008
Medical facilities [Member] | Middletown, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,756
Initial Cost of Buildings & Improvements	20,364
Cost Capitalized Subsequent to Acquisition	465
Carrying Amount of Land	1,756
Carrying Amount of Buildings and Improvements	20,829
Accumulated Depreciation	4,247
Year Acquired	2006
Year Built	1998
Medical facilities [Member] | Mesa, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,558
Initial Cost of Buildings & Improvements	9,561
Cost Capitalized Subsequent to Acquisition	225
Carrying Amount of Land	1,558
Carrying Amount of Buildings and Improvements	9,786
Accumulated Depreciation	1,469
Year Acquired	2008
Year Built	1989
Medical facilities [Member] | Meridian, ID [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,600
Initial Cost of Buildings & Improvements	20,802
Cost Capitalized Subsequent to Acquisition	251
Carrying Amount of Land	3,600
Carrying Amount of Buildings and Improvements	21,053
Accumulated Depreciation	1,941
Year Acquired	2006
Year Built	2008
Medical facilities [Member] | Marlton, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	38,300
Cost Capitalized Subsequent to Acquisition	36
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	38,336
Accumulated Depreciation	2,475
Year Acquired	2008
Year Built	1994
Medical facilities [Member] | Morrow, GA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	818
Initial Cost of Buildings & Improvements	8,064
Cost Capitalized Subsequent to Acquisition	151
Carrying Amount of Land	834
Carrying Amount of Buildings and Improvements	8,199
Accumulated Depreciation	1,213
Year Acquired	2007
Year Built	1990
Medical facilities [Member] | Mount Juliet, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,288
Initial Cost of Land	1,566
Initial Cost of Buildings & Improvements	11,697
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,566
Carrying Amount of Buildings and Improvements	11,697
Accumulated Depreciation	1,703
Year Acquired	2007
Year Built	2005
Medical facilities [Member] | Muskego, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,758
Initial Cost of Land	964
Initial Cost of Buildings & Improvements	2,159
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	964
Carrying Amount of Buildings and Improvements	2,159
Accumulated Depreciation	60
Year Acquired	2010
Year Built	1993
Medical facilities [Member] | Milwaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	25,963
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	44,535
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	44,535
Accumulated Depreciation	1,208
Year Acquired	2010
Year Built	1983
Medical facilities [Member] | Milwaukee, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,289
Initial Cost of Land	1,425
Initial Cost of Buildings & Improvements	11,520
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,425
Carrying Amount of Buildings and Improvements	11,520
Accumulated Depreciation	451
Year Acquired	2010
Year Built	1962
Medical facilities [Member] | Milwaukee, WI 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,067
Initial Cost of Land	540
Initial Cost of Buildings & Improvements	8,457
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	540
Carrying Amount of Buildings and Improvements	8,457
Accumulated Depreciation	254
Year Acquired	2010
Year Built	1930
Medical facilities [Member] | Milwaukee, WI 3 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,749
Initial Cost of Land	922
Initial Cost of Buildings & Improvements	2,185
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	922
Carrying Amount of Buildings and Improvements	2,185
Accumulated Depreciation	107
Year Acquired	2010
Year Built	1958
Medical facilities [Member] | Midwest City, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	146
Initial Cost of Buildings & Improvements	3,854
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	146
Carrying Amount of Buildings and Improvements	3,854
Accumulated Depreciation	625
Year Acquired	2005
Year Built	1996
Medical facilities [Member] | Melbourne, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	600
Initial Cost of Buildings & Improvements	9,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	600
Carrying Amount of Buildings and Improvements	9,400
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1986
Medical facilities [Member] | Melbourne, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,400
Initial Cost of Buildings & Improvements	24,400
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,400
Carrying Amount of Buildings and Improvements	24,400
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2003
Medical facilities [Member] | Melbourne, FL 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	7,000
Initial Cost of Buildings & Improvements	69,000
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	7,000
Carrying Amount of Buildings and Improvements	69,000
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2009
Medical facilities [Member] | Merced, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,772
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	13,772
Accumulated Depreciation	417
Year Acquired	2009
Year Built	2010
Medical facilities [Member] | Nashville, TN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,806
Initial Cost of Buildings & Improvements	7,165
Cost Capitalized Subsequent to Acquisition	748
Carrying Amount of Land	1,806
Carrying Amount of Buildings and Improvements	7,913
Accumulated Depreciation	1,487
Year Acquired	2006
Year Built	1986
Medical facilities [Member] | Nashville, TN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,300
Initial Cost of Buildings & Improvements	0
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,300
Carrying Amount of Buildings and Improvements	0
Accumulated Depreciation	0
Year Acquired	2010
Medical facilities [Member] | New Berlin, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,774
Initial Cost of Land	3,739
Initial Cost of Buildings & Improvements	8,290
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	3,739
Carrying Amount of Buildings and Improvements	8,290
Accumulated Depreciation	249
Year Acquired	2010
Year Built	1993
Medical facilities [Member] | Niagara Falls, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,335
Initial Cost of Buildings & Improvements	17,702
Cost Capitalized Subsequent to Acquisition	731
Carrying Amount of Land	1,524
Carrying Amount of Buildings and Improvements	18,244
Accumulated Depreciation	2,833
Year Acquired	2007
Year Built	1990
Medical facilities [Member] | Okatie, SC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,983
Initial Cost of Land	171
Initial Cost of Buildings & Improvements	17,791
Cost Capitalized Subsequent to Acquisition	53
Carrying Amount of Land	194
Carrying Amount of Buildings and Improvements	17,821
Accumulated Depreciation	1,913
Year Acquired	2007
Year Built	1998
Medical facilities [Member] | Orange Village, OH [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	7,419
Cost Capitalized Subsequent to Acquisition	28
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	7,447
Accumulated Depreciation	1,385
Year Acquired	2007
Year Built	1985
Medical facilities [Member] | Oshkosh, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,381
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	15,881
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	15,881
Accumulated Depreciation	433
Year Acquired	2010
Year Built	2000
Medical facilities [Member] | Oshkosh, WI 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	18,339
Accumulated Depreciation	505
Year Acquired	2010
Year Built	2000
Medical facilities [Member] | Palm Springs, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	365
Initial Cost of Buildings & Improvements	12,396
Cost Capitalized Subsequent to Acquisition	909
Carrying Amount of Land	365
Carrying Amount of Buildings and Improvements	13,305
Accumulated Depreciation	1,989
Year Acquired	2006
Year Built	1998
Medical facilities [Member] | Palm Springs, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,774
Initial Cost of Land	739
Initial Cost of Buildings & Improvements	4,066
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	739
Carrying Amount of Buildings and Improvements	4,066
Accumulated Depreciation	690
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | Palm Springs, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,182
Initial Cost of Buildings & Improvements	7,765
Cost Capitalized Subsequent to Acquisition	103
Carrying Amount of Land	1,182
Carrying Amount of Buildings and Improvements	7,868
Accumulated Depreciation	1,502
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Pearland, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	781
Initial Cost of Buildings & Improvements	5,517
Cost Capitalized Subsequent to Acquisition	3
Carrying Amount of Land	781
Carrying Amount of Buildings and Improvements	5,520
Accumulated Depreciation	969
Year Acquired	2006
Year Built	2000
Medical facilities [Member] | Pearland, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,279
Initial Cost of Land	948
Initial Cost of Buildings & Improvements	4,556
Cost Capitalized Subsequent to Acquisition	74
Carrying Amount of Land	948
Carrying Amount of Buildings and Improvements	4,630
Accumulated Depreciation	705
Year Acquired	2006
Year Built	2002
Medical facilities [Member] | Phoenix, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	29,194
Initial Cost of Land	1,149
Initial Cost of Buildings & Improvements	48,018
Cost Capitalized Subsequent to Acquisition	5,921
Carrying Amount of Land	1,149
Carrying Amount of Buildings and Improvements	53,939
Accumulated Depreciation	6,803
Year Acquired	2006
Year Built	1998
Medical facilities [Member] | Pineville, NC [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	961
Initial Cost of Buildings & Improvements	6,974
Cost Capitalized Subsequent to Acquisition	901
Carrying Amount of Land	1,069
Carrying Amount of Buildings and Improvements	7,767
Accumulated Depreciation	1,077
Year Acquired	2006
Year Built	1988
Medical facilities [Member] | Plantation, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,824
Initial Cost of Land	8,563
Initial Cost of Buildings & Improvements	10,666
Cost Capitalized Subsequent to Acquisition	1,519
Carrying Amount of Land	8,575
Carrying Amount of Buildings and Improvements	12,173
Accumulated Depreciation	2,503
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Plantation, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	9,147
Initial Cost of Land	8,848
Initial Cost of Buildings & Improvements	9,262
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	8,896
Carrying Amount of Buildings and Improvements	9,214
Accumulated Depreciation	3,563
Year Acquired	2006
Year Built	1996
Medical facilities [Member] | Plano, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	195
Initial Cost of Buildings & Improvements	14,805
Cost Capitalized Subsequent to Acquisition	500
Carrying Amount of Land	195
Carrying Amount of Buildings and Improvements	15,305
Accumulated Depreciation	2,133
Year Acquired	2005
Year Built	1995
Medical facilities [Member] | Plano, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	5,423
Initial Cost of Buildings & Improvements	20,752
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	5,423
Carrying Amount of Buildings and Improvements	20,752
Accumulated Depreciation	3,107
Year Acquired	2008
Year Built	2007
Medical facilities [Member] | Plymouth, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,757
Initial Cost of Land	1,250
Initial Cost of Buildings & Improvements	1,870
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,250
Carrying Amount of Buildings and Improvements	1,870
Accumulated Depreciation	63
Year Acquired	2010
Year Built	1991
Medical facilities [Member] | Palmer, AK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	19,746
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	29,705
Cost Capitalized Subsequent to Acquisition	630
Carrying Amount of Land	217
Carrying Amount of Buildings and Improvements	30,118
Accumulated Depreciation	3,723
Year Acquired	2007
Year Built	2006
Medical facilities [Member] | Reno, NV [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,117
Initial Cost of Buildings & Improvements	21,972
Cost Capitalized Subsequent to Acquisition	260
Carrying Amount of Land	1,117
Carrying Amount of Buildings and Improvements	22,232
Accumulated Depreciation	3,404
Year Acquired	2010
Year Built	1991
Medical facilities [Member] | Sacramento, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	866
Initial Cost of Buildings & Improvements	12,756
Cost Capitalized Subsequent to Acquisition	423
Carrying Amount of Land	866
Carrying Amount of Buildings and Improvements	13,179
Accumulated Depreciation	1,748
Year Acquired	2006
Year Built	1990
Medical facilities [Member] | San Antonio, TX 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,050
Initial Cost of Buildings & Improvements	16,251
Cost Capitalized Subsequent to Acquisition	771
Carrying Amount of Land	2,050
Carrying Amount of Buildings and Improvements	17,022
Accumulated Depreciation	3,690
Year Acquired	2006
Year Built	1999
Medical facilities [Member] | San Antonio, TX 2 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,303
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	17,303
Accumulated Depreciation	2,387
Year Acquired	2007
Year Built	2007
Medical facilities [Member] | San Bernardino, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,700
Initial Cost of Buildings & Improvements	14,300
Cost Capitalized Subsequent to Acquisition	326
Carrying Amount of Land	3,700
Carrying Amount of Buildings and Improvements	14,626
Accumulated Depreciation	876
Year Acquired	2008
Year Built	1993
Medical facilities [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	22,003
Cost Capitalized Subsequent to Acquisition	74
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	22,077
Accumulated Depreciation	1,333
Year Acquired	2008
Year Built	1992
Medical facilities [Member] | Seattle, WA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,410
Initial Cost of Buildings & Improvements	39,015
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,410
Carrying Amount of Buildings and Improvements	39,015
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2010
Medical facilities [Member] | Shakopee, MN [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,266
Initial Cost of Land	420
Initial Cost of Buildings & Improvements	11,360
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	420
Carrying Amount of Buildings and Improvements	11,360
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1996
Medical facilities [Member] | Shakopee, MN 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,337
Initial Cost of Land	640
Initial Cost of Buildings & Improvements	18,094
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	640
Carrying Amount of Buildings and Improvements	18,094
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2007
Medical facilities [Member] | Sheboygan, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,818
Initial Cost of Land	1,012
Initial Cost of Buildings & Improvements	2,216
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,012
Carrying Amount of Buildings and Improvements	2,216
Accumulated Depreciation	75
Year Acquired	2010
Year Built	1958
Medical facilities [Member] | Somerville, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,400
Initial Cost of Buildings & Improvements	22,244
Cost Capitalized Subsequent to Acquisition	2
Carrying Amount of Land	3,400
Carrying Amount of Buildings and Improvements	22,246
Accumulated Depreciation	1,345
Year Acquired	2008
Year Built	2007
Medical facilities [Member] | Suffolk, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,530
Initial Cost of Buildings & Improvements	10,979
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,530
Carrying Amount of Buildings and Improvements	10,979
Accumulated Depreciation	327
Year Acquired	2010
Year Built	2007
Medical facilities [Member] | Summit, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,899
Initial Cost of Buildings & Improvements	87,666
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	2,899
Carrying Amount of Buildings and Improvements	87,666
Accumulated Depreciation	4,600
Year Acquired	2008
Year Built	2009
Medical facilities [Member] | Sewell, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	53,360
Cost Capitalized Subsequent to Acquisition	3,979
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	57,339
Accumulated Depreciation	3,100
Year Acquired	2007
Year Built	2009
Medical facilities [Member] | St. Louis MO [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,602
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	17,247
Cost Capitalized Subsequent to Acquisition	447
Carrying Amount of Land	336
Carrying Amount of Buildings and Improvements	17,358
Accumulated Depreciation	2,662
Year Acquired	2007
Year Built	2001
Medical facilities [Member] | Stafford, VA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	11,260
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	11,260
Accumulated Depreciation	502
Year Acquired	2008
Year Built	2009
Medical facilities [Member] | Oro Valley, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	10,363
Initial Cost of Land	89
Initial Cost of Buildings & Improvements	18,339
Cost Capitalized Subsequent to Acquisition	325
Carrying Amount of Land	89
Carrying Amount of Buildings and Improvements	18,664
Accumulated Depreciation	2,424
Year Acquired	2007
Year Built	2004
Medical facilities [Member] | Tucson, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,302
Initial Cost of Buildings & Improvements	4,925
Cost Capitalized Subsequent to Acquisition	146
Carrying Amount of Land	1,302
Carrying Amount of Buildings and Improvements	5,071
Accumulated Depreciation	827
Year Acquired	2008
Year Built	1995
Medical facilities [Member] | Tempe, AZ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	5,522
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	9,112
Cost Capitalized Subsequent to Acquisition	1,864
Carrying Amount of Land	1,486
Carrying Amount of Buildings and Improvements	9,490
Accumulated Depreciation	1,486
Year Acquired	2007
Year Built	1996
Medical facilities [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	16,404
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	16,404
Accumulated Depreciation	0
Year Acquired	2010
Year Built	2011
Medical facilities [Member] | Tomball, Tx [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,404
Initial Cost of Buildings & Improvements	5,071
Cost Capitalized Subsequent to Acquisition	560
Carrying Amount of Land	1,404
Carrying Amount of Buildings and Improvements	5,631
Accumulated Depreciation	1,242
Year Acquired	2006
Year Built	1982
Medical facilities [Member] | Trussville, AL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,336
Initial Cost of Buildings & Improvements	2,177
Cost Capitalized Subsequent to Acquisition	119
Carrying Amount of Land	1,336
Carrying Amount of Buildings and Improvements	2,296
Accumulated Depreciation	828
Year Acquired	2006
Year Built	1990
Medical facilities [Member] | Tulsa, OK [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	3,003
Initial Cost of Buildings & Improvements	6,025
Cost Capitalized Subsequent to Acquisition	20
Carrying Amount of Land	3,003
Carrying Amount of Buildings and Improvements	6,045
Accumulated Depreciation	1,307
Year Acquired	2006
Year Built	1992
Medical facilities [Member] | Viera, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,600
Initial Cost of Buildings & Improvements	10,600
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,600
Carrying Amount of Buildings and Improvements	10,600
Accumulated Depreciation	0
Year Acquired	2010
Year Built	1998
Medical facilities [Member] | Van Nuys, CA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	36,187
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	36,187
Accumulated Depreciation	1,094
Year Acquired	2009
Year Built	1991
Medical facilities [Member] | Voorhees, NJ [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	6,404
Initial Cost of Buildings & Improvements	24,251
Cost Capitalized Subsequent to Acquisition	1,203
Carrying Amount of Land	6,404
Carrying Amount of Buildings and Improvements	25,454
Accumulated Depreciation	3,181
Year Acquired	2006
Year Built	1997
Medical facilities [Member] | Pewaukee, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	4,700
Initial Cost of Buildings & Improvements	20,669
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	4,700
Carrying Amount of Buildings and Improvements	20,669
Accumulated Depreciation	2,308
Year Acquired	2007
Year Built	2007
Medical facilities [Member] | Webster, TX [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	2,418
Initial Cost of Buildings & Improvements	12,028
Cost Capitalized Subsequent to Acquisition	32
Carrying Amount of Land	2,418
Carrying Amount of Buildings and Improvements	12,060
Accumulated Depreciation	2,043
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | Wellington, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,066
Initial Cost of Land	107
Initial Cost of Buildings & Improvements	16,933
Cost Capitalized Subsequent to Acquisition	129
Carrying Amount of Land	107
Carrying Amount of Buildings and Improvements	17,062
Accumulated Depreciation	2,259
Year Acquired	2006
Year Built	2000
Medical facilities [Member] | Wellington, FL 1 [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,338
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	13,697
Cost Capitalized Subsequent to Acquisition	351
Carrying Amount of Land	381
Carrying Amount of Buildings and Improvements	13,667
Accumulated Depreciation	1,702
Year Acquired	2007
Year Built	2003
Medical facilities [Member] | Warrington, PA [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	85
Initial Cost of Buildings & Improvements	23,231
Cost Capitalized Subsequent to Acquisition	1,653
Carrying Amount of Land	3,104
Carrying Amount of Buildings and Improvements	21,865
Accumulated Depreciation	3,360
Year Acquired	2008
Year Built	2001
Medical facilities [Member] | West Palm Beach, FL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	7,061
Initial Cost of Land	628
Initial Cost of Buildings & Improvements	14,740
Cost Capitalized Subsequent to Acquisition	100
Carrying Amount of Land	628
Carrying Amount of Buildings and Improvements	14,840
Accumulated Depreciation	2,217
Year Acquired	2006
Year Built	1993
Medical facilities [Member] | West Palm Beach, FL [1 Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	6,518
Initial Cost of Land	610
Initial Cost of Buildings & Improvements	14,618
Cost Capitalized Subsequent to Acquisition	80
Carrying Amount of Land	610
Carrying Amount of Buildings and Improvements	14,698
Accumulated Depreciation	2,691
Year Acquired	2006
Year Built	1991
Medical facilities [Member] | West Allis, WI [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	2,486
Initial Cost of Land	1,106
Initial Cost of Buildings & Improvements	3,309
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	1,106
Carrying Amount of Buildings and Improvements	3,309
Accumulated Depreciation	135
Year Acquired	2010
Year Built	1961
Medical facilities [Member] | West Seneca, NY [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	12,698
Initial Cost of Land	917
Initial Cost of Buildings & Improvements	22,435
Cost Capitalized Subsequent to Acquisition	879
Carrying Amount of Land	1,296
Carrying Amount of Buildings and Improvements	22,935
Accumulated Depreciation	3,140
Year Acquired	2007
Year Built	1990
Medical facilities [Member] | Yorkville, IL [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	1,419
Initial Cost of Buildings & Improvements	2,816
Cost Capitalized Subsequent to Acquisition	73
Carrying Amount of Land	1,419
Carrying Amount of Buildings and Improvements	2,889
Accumulated Depreciation	623
Year Acquired	2006
Year Built	1980
Senior Housing And Care Facilities Medical Facilities And Construction In Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	1,124,045
Initial Cost of Land	711,343
Initial Cost of Buildings & Improvements	7,836,842
Cost Capitalized Subsequent to Acquisition	420,869
Carrying Amount of Land	727,050
Carrying Amount of Buildings and Improvements	8,242,004
Accumulated Depreciation	836,966
Construction in Progress [Member]
Real Estate and Accumulated Depreciation
Initial Cost of Encumbrances	0
Initial Cost of Land	0
Initial Cost of Buildings & Improvements	356,793
Cost Capitalized Subsequent to Acquisition	0
Carrying Amount of Land	0
Carrying Amount of Buildings and Improvements	356,793
Accumulated Depreciation	$ 0